UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04098

Name of Registrant:	Vanguard Chester Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2019—March 31, 2020

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2020

Vanguard PRIMECAP Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Liquidity Risk Management	17

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
PRIMECAP Fund	9/30/2019	3/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$894.41	$1.80
Admiral™ Shares	1,000.00	894.74	1.47
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.10	$1.92
Admiral Shares	1,000.00	1,023.45	1.57

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.38% for Investor Shares and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

PRIMECAP Fund

Fund Allocation

As of March 31, 2020

Communication Services	6.7%
Consumer Discretionary	10.6
Consumer Staples	0.0
Energy	0.9
Financials	7.2
Health Care	30.5
Industrials	13.9
Information Technology	29.6
Materials	0.6
Real Estate	0.0

The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

PRIMECAP Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value·
		Shares	($000)
Common Stocks (97.5%)
Communication Services (6.6%)
*	Alphabet Inc. Class A	958,566	1,113,806
*	Alphabet Inc. Class C	885,359	1,029,504
*	Baidu Inc.	4,514,000	454,966
	Walt Disney Co.	3,385,820	327,070
*	Activision Blizzard Inc.	5,100,000	303,348
*	Charter Communications Inc. Class A	251,500	109,732
*	Facebook Inc. Class A	580,800	96,877
*	T-Mobile US Inc.	360,800	30,271
	Comcast Corp. Class A	800,000	27,504
*	Altice USA Inc. Class A	703,700	15,686
			3,508,764
Consumer Discretionary (10.4%)
*	Alibaba Group Holding Ltd. ADR	8,156,576	1,586,291
	Sony Corp. ADR	16,386,403	969,747
	Ross Stores Inc.	7,531,700	655,032
*	Amazon.com Inc.	251,960	491,251
	TJX Cos. Inc.	8,933,000	427,087
[1]	Whirlpool Corp.	4,004,372	343,575
*	Tesla Inc.	625,000	327,500
*,1	Mattel Inc.	26,514,138	233,590
	L Brands Inc.	9,558,014	110,491
^	Carnival Corp.	6,596,565	86,877
	Royal Caribbean Cruises Ltd.	2,356,547	75,810
*	Burlington Stores Inc.	265,300	42,039
	Marriott International Inc. Class A	556,710	41,648
	eBay Inc.	1,320,600	39,697
	Hilton Worldwide Holdings Inc.	365,366	24,933
	Restaurant Brands International Inc.	581,700	23,285
	McDonald’s Corp.	120,900	19,991
	Las Vegas Sands Corp.	377,400	16,028
	MGM Resorts International	1,253,401	14,790
*	Ulta Beauty Inc.	15,300	2,688
*	AutoZone Inc.	2,950	2,496
			5,534,846
Consumer Staples (0.0%)
	Constellation Brands Inc. Class A	41,300	5,921
	Philip Morris International Inc.	55,100	4,020
	Kroger Co.	96,900	2,919
	Altria Group Inc.	74,100	2,865
			15,725
Energy (0.8%)
	Hess Corp.	5,525,500	183,999
	Pioneer Natural Resources Co.	2,271,100	159,318
	EOG Resources Inc.	2,028,000	72,846
*,^	Transocean Ltd.	12,328,573	14,301
	Noble Energy Inc.	1,700,000	10,268
	Schlumberger Ltd.	26,700	360
			441,092
Financials (7.0%)
	JPMorgan Chase & Co.	10,050,855	904,879
	Wells Fargo & Co.	28,151,047	807,935
	Charles Schwab Corp.	16,600,216	558,099
	Marsh & McLennan Cos. Inc.	5,810,515	502,377
	Bank of America Corp.	23,479,132	498,462
	US Bancorp	3,917,300	134,951
	Discover Financial Services	2,970,125	105,944
	Progressive Corp.	1,424,000	105,148
	Citigroup Inc.	2,100,000	88,452
	CME Group Inc.	65,068	11,251
			3,717,498
Health Care (29.8%)
	Eli Lilly & Co.	22,489,408	3,119,731
*,1	Biogen Inc.	9,234,742	2,921,688
	Amgen Inc.	10,526,855	2,134,109
	AstraZeneca plc ADR	28,529,788	1,274,140

4

PRIMECAP Fund

			Market
			Value•
		Shares	($000)
	Novartis AG ADR	13,609,025	1,122,064
*	Boston Scientific Corp.	29,633,244	966,933
	Roche Holding AG	2,692,311	866,230
	Thermo Fisher Scientific Inc.	2,638,402	748,251
*	BioMarin Pharmaceutical Inc.	5,944,299	502,293
	Bristol-Myers Squibb Co.	8,930,413	497,781
*	Elanco Animal Health Inc.	15,364,019	344,000
	Abbott Laboratories	3,707,295	292,543
	Medtronic plc	2,210,000	199,298
	Zimmer Biomet Holdings Inc.	1,439,800	145,535
	CVS Health Corp.	2,410,000	142,985
[2]	Siemens Healthineers AG	3,530,571	136,480
*	Alcon Inc.	2,400,412	121,989
	Merck & Co. Inc.	1,500,000	115,410
	Stryker Corp.	386,500	64,348
	Agilent Technologies Inc.	827,716	59,281
	Sanofi ADR	969,000	42,365
*	Edwards Lifesciences Corp.	202,500	38,195
	GlaxoSmithKline plc ADR	548,000	20,764
*	IQVIA Holdings Inc.	20,930	2,257
			15,878,670
Industrials (13.5%)
[1]	Southwest Airlines Co.	33,528,156	1,193,938
	FedEx Corp.	9,078,606	1,100,872
	Siemens AG	10,302,922	862,717
	Airbus SE	9,887,614	637,572
	Caterpillar Inc.	5,064,489	587,683
*,^,1	United Airlines Holdings Inc.	15,731,603	496,332
	Union Pacific Corp.	2,664,200	375,759
^,1	American Airlines Group Inc.	29,994,413	365,632
	Delta Air Lines Inc.	12,607,700	359,698
	United Parcel Service Inc. Class B	2,056,670	192,134
	United Technologies Corp.	1,938,300	182,840
	Alaska Air Group Inc.	4,909,400	139,771
	Honeywell International Inc.	980,000	131,114
	TransDigm Group Inc.	343,916	110,118
	Textron Inc.	3,818,000	101,826
	AMETEK Inc.	869,550	62,625
	General Dynamics Corp.	454,430	60,126
	Deere & Co.	400,000	55,264
	CSX Corp.	889,800	50,985
	L3Harris Technologies Inc.	240,000	43,229
*	Lyft Inc. Class A	1,262,800	33,906
	Rockwell Automation Inc.	178,280	26,904
	Pentair plc	589,840	17,554
	nVent Electric plc	887,900	14,979
*	Ryanair Holdings plc ADR	250,000	13,272
	Boeing Co.	70,200	10,470
			7,227,320
Information Technology (28.8%)
*	Adobe Inc.	8,873,257	2,823,825
	Microsoft Corp.	16,824,967	2,653,466
	Texas Instruments Inc.	17,705,372	1,769,298
*	Micron Technology Inc.	30,311,874	1,274,917
	QUALCOMM Inc.	11,988,145	810,998
	Intel Corp.	14,809,692	801,501
	KLA Corp.	5,181,260	744,754
*	Telefonaktiebolaget LM Ericsson ADR	70,671,226	571,730
[1]	NetApp Inc.	12,649,941	527,376
	NVIDIA Corp.	1,677,730	442,250
	Intuit Inc.	1,910,400	439,392
	Hewlett Packard Enterprise Co.	38,133,096	370,272
	HP Inc.	20,419,636	354,485
	Oracle Corp.	6,790,329	328,177
	Visa Inc. Class A	1,643,200	264,752
	Analog Devices Inc.	2,615,900	234,516
	Cisco Systems Inc.	5,432,579	213,555
	Apple Inc.	545,000	138,588
	Entegris Inc.	2,395,022	107,225
	Corning Inc.	5,169,700	106,186
*	PayPal Holdings Inc.	1,021,880	97,835
	Applied Materials Inc.	1,467,700	67,250
	Mastercard Inc. Class A	215,600	52,080
*	BlackBerry Ltd.	10,505,100	43,386
*	Autodesk Inc.	264,200	41,242
[1]	Plantronics Inc.	3,672,300	36,943
*	Keysight Technologies Inc.	265,850	22,246
*	Palo Alto Networks Inc.	112,900	18,511
*	Dell Technologies Inc. Class C	276,000	10,916
	Perspecta Inc.	470,023	8,573
	Western Digital Corp.	200,000	8,324
*	Rambus Inc.	534,697	5,935
	Nokia Oyj ADR	1,750,000	5,425
*	Infineon Technologies AG ADR	150,000	2,175
*	Arista Networks Inc.	3,000	608

5

PRIMECAP Fund

		Market
		Value•
	Shares	($000)
* RingCentral Inc. Class A	600	127
* Okta Inc.	500	61
		15,398,900
Materials (0.6%)
Albemarle Corp.	2,690,335	151,654
Dow Inc.	1,811,017	52,954
Linde plc	277,824	48,064
DuPont de Nemours Inc.	1,359,416	46,356
Corteva Inc.	1,334,416	31,359
		330,387
Real Estate (0.0%)
Alexandria Real Estate Equities Inc.	10,300	1,412
Total Common Stocks
(Cost $27,964,716)		52,054,614
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
[3,4] Vanguard Market Liquidity Fund, 0.943%
(Cost $1,392,920)	13,929,376	1,391,266
Total Investments (100.1%)
(Cost $29,357,636)		53,445,880
Other Assets and Liabilities—Net[4] (-0.1%)		(56,794)
Net Assets (100%)		53,389,086

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41,935,000.

1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of this security represented 0.3% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Collateral of $43,757,000 was received for securities on loan. ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

6

PRIMECAP Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $23,634,119)	45,935,540
Affiliated Issuers (Cost $5,723,517)	7,510,340
Total Investments in Securities	53,445,880
Investment in Vanguard	2,838
Cash	135
Receivables for Investment Securities Sold	34,451
Receivables for Accrued Income	75,974
Receivables for Capital Shares Issued	14,646
Total Assets	53,573,924
Liabilities
Payables for Investment Securities Purchased	28,624
Collateral for Securities on Loan	43,757
Payables for Capital Shares Redeemed	50,908
Payables to Investment Advisor	29,401
Payables to Vanguard	32,148
Total Liabilities	184,838
Net Assets	53,389,086

At March 31, 2020, net assets consisted of:

Paid-in Capital	26,202,774
Total Distributable Earnings (Loss)	27,186,312
Net Assets	53,389,086

Investor Shares — Net Assets
Applicable to 44,908,367 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,987,661
Net Asset Value Per Share — Investor Shares	$111.06

Admiral Shares — Net Assets
Applicable to 420,480,892 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,401,425
Net Asset Value Per Share — Admiral Shares	$115.11

See accompanying Notes, which are an integral part of the Financial Statements.

7

PRIMECAP Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	529,222
Dividends—Affiliated Issuers	42,064
Interest—Affiliated Issuers	11,584
Securities Lending—Net	352
Total Income	583,222
Expenses
Investment Advisory Fees—Note B	59,412
The Vanguard Group—Note C
Management and Administrative—Investor Shares	5,658
Management and Administrative—Admiral Shares	35,560
Marketing and Distribution—Investor Shares	339
Marketing and Distribution—Admiral Shares	1,297
Custodian Fees	1,738
Shareholders’ Reports—Investor Shares	20
Shareholders’ Reports—Admiral Shares	77
Trustees’ Fees and Expenses	39
Total Expenses	104,140
Net Investment Income	479,082
Realized Net Gain (Loss)
Investment Securities Sold – Unaffiliated Securities	2,946,432
Investment Securities Sold – Affiliated Securities	(36,993)
Foreign Currencies	(200)
Realized Net Gain (Loss)	2,909,239
Change in Unrealized Appreciation (Depreciation)
Investment Securities – Unaffiliated Securities	(7,868,480)
Investment Securities – Affiliated Securities	(1,772,599)
Foreign Currencies	667
Change in Unrealized Appreciation (Depreciation)	(9,640,412)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,252,091)

1 Dividends are net of foreign withholding taxes of $17,648,000.

See accompanying Notes, which are an integral part of the Financial Statements.

8

PRIMECAP Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	479,082	877,672
Realized Net Gain (Loss)	2,909,239	4,100,360
Change in Unrealized Appreciation (Depreciation)	(9,640,412)	(6,754,614)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,252,091)	(1,776,582)
Distributions[1]
Investor Shares	(444,002)	(460,605)
Admiral Shares	(4,239,627)	(4,127,699)
Total Distributions	(4,683,629)	(4,588,304)
Capital Share Transactions
Investor Shares	(103,537)	(352,243)
Admiral Shares	1,157,074	501,276
Net Increase (Decrease) from Capital Share Transactions	1,053,537	149,033
Total Increase (Decrease)	(9,882,183)	(6,215,853)
Net Assets
Beginning of Period	63,271,269	69,487,122
End of Period	53,389,086	63,271,269

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

9

PRIMECAP Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$133.12	$147.61	$126.84	$107.60	$96.99	$104.16
Investment Operations
Net Investment Income	.945[1]	1.715[1]	1.474[1]	1.398[1]	1.401	1.329
Net Realized and Unrealized Gain (Loss)
on Investments	(13.053)	(6.495)	26.529	23.145	15.103	(1.631)
Total from Investment Operations	(12.108)	(4.780)	28.003	24.543	16.504	(.302)
Distributions
Dividends from Net Investment Income	(1.690)	(1.470)	(1.400)	(1.356)	(1.114)	(1.160)
Distributions from Realized Capital Gains	(8.262)	(8.240)	(5.833)	(3.947)	(4.780)	(5.708)
Total Distributions	(9.952)	(9.710)	(7.233)	(5.303)	(5.894)	(6.868)
Net Asset Value, End of Period	$111.06	$133.12	$147.61	$126.84	$107.60	$96.99

Total Return[2]	-10.56%	-2.41%	22.86%	23.75%	17.40%	-0.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,988	$6,095	$7,126	$7,699	$7,588	$7,741
Ratio of Total Expenses to
Average Net Assets	0.38%	0.38%	0.38%	0.39%	0.39%	0.40%
Ratio of Net Investment Income to
Average Net Assets	1.40%	1.32%	1.08%	1.22%	1.37%	1.33%
Portfolio Turnover Rate	4%	5%	8%	8%	6%	9%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

10

PRIMECAP Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$138.02	$153.09	$131.45	$111.52	$100.53	$108.08
Investment Operations
Net Investment Income	1.033[1]	1.880[1]	1.622[1]	1.528[1]	1.532	1.550
Net Realized and Unrealized Gain (Loss)
on Investments	(13.523)	(6.756)	27.508	23.981	15.645	(1.784)
Total from Investment Operations	(12.490)	(4.876)	29.130	25.509	17.177	(.234)
Distributions
Dividends from Net Investment Income	(1.853)	(1.647)	(1.444)	(1.491)	(1.236)	(1.403)
Distributions from Realized Capital Gains	(8.567)	(8.547)	(6.046)	(4.088)	(4.951)	(5.913)
Total Distributions	(10.420)	(10.194)	(7.490)	(5.579)	(6.187)	(7.316)
Net Asset Value, End of Period	$115.11	$138.02	$153.09	$131.45	$111.52	$100.53

Total Return[2]	-10.53%	-2.34%	22.95%	23.83%	17.48%	-0.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,401	$57,177	$62,361	$50,615	$39,852	$34,773
Ratio of Total Expenses to
Average Net Assets	0.31%	0.31%	0.31%	0.32%	0.33%	0.34%
Ratio of Net Investment Income to
Average Net Assets	1.47%	1.39%	1.15%	1.29%	1.43%	1.39%
Portfolio Turnover Rate	4%	5%	8%	8%	6%	9%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

11

PRIMECAP Fund

Notes to Financial Statements

Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more

12

PRIMECAP Fund

or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

13

PRIMECAP Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2020, the investment advisory fee represented an effective annual rate of 0.18% of the fund’s average net assets.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $2,838,000, representing 0.01% of the fund’s net assets and 1.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	49,551,615	2,502,999	—	52,054,614
Temporary Cash Investments	1,391,266	—	—	1,391,266
Total	50,942,881	2,502,999	—	53,445,880

14

PRIMECAP Fund

E. As of March 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	29,357,636
Gross Unrealized Appreciation	29,845,957
Gross Unrealized Depreciation	(5,757,713)
Net Unrealized Appreciation (Depreciation)	24,088,244

F.   During the six months ended March 31, 2020, the fund purchased $2,795,420,000 of investment securities and sold $5,708,271,000 of investment securities, other than temporary cash investments.

G.	Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	March 31, 2020		September 30, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	371,336	2,875	625,656	4,823
Issued in Lieu of Cash Distributions	432,066	3,129	449,317	3,799
Redeemed	(906,939)	(6,878)	(1,427,216)	(11,115)
Net Increase (Decrease)—Investor Shares	(103,537)	(874)	(352,243)	(2,493)
Admiral Shares
Issued	1,481,083	10,628	2,512,990	18,918
Issued in Lieu of Cash Distributions	3,984,207	27,842	3,905,419	31,871
Redeemed	(4,308,216)	(32,253)	(5,917,133)	(43,874)
Net Increase (Decrease)—Admiral Shares	1,157,074	6,217	501,276	6,915

15

PRIMECAP Fund

H. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,855,920	NA1	NA1	(312)	(1,954)	11,584	—	1,391,266
American Airlines Group Inc.	817,917	—	5,918	(13,057)	(433,310)	6,065	—	365,632
Biogen Inc.	NA2	45,777	40,580	22	770,716	—	—	2,921,688
Mattel Inc.	302,366	—	339	(396)	(68,041)	—	—	233,590
NetApp Inc.	679,019	—	13,617	2,778	(140,804)	12,414	—	527,376
Plantronics Inc.	137,050	—	—	—	(100,107)	1,102	—	36,943
Southwest Airlines Co.	1,889,408	—	68,019	(10,614)	(616,837)	12,500	—	1,193,938
United Airlines Holdings Inc.	1,407,965	—	10,370	(5,217)	(896,046)	—	—	496,332
Whirlpool Corp.	666,628	—	26,640	(10,197)	(286,216)	9,983	—	343,575
Total	7,756,273	45,777	165,483	(36,993)	(1,772,599)	53,648	—	7,510,340

1 Not applicable—purchases and sales are for temporary cash investment purposes.

2 Not applicable—at September 30, 2019, the issuer was not an affiliated company of the fund.

I. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

16

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard PRIMECAP Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

17

Connect with Vanguard® > vanguard.com

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q592 052020

Semiannual Report | March 31, 2020

Vanguard Target Retirement Funds

Vanguard Target Retirement Income Fund
Vanguard Target Retirement 2015 Fund
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Target Retirement Income Fund	3

Target Retirement 2015 Fund	14

Target Retirement 2020 Fund	25

Target Retirement 2025 Fund	36

Target Retirement 2030 Fund	47

Target Retirement 2035 Fund	58

Trustees Approve Advisory Arrangements	69

Liquidity Risk Management	71

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2019	3/31/2020	Period
Based on Actual Fund Return
Target Retirement Income Fund	$1,000.00	$965.36	$0.59
Target Retirement 2015 Fund	$1,000.00	$955.14	$0.64
Target Retirement 2020 Fund	$1,000.00	$932.23	$0.63
Target Retirement 2025 Fund	$1,000.00	$915.87	$0.62
Target Retirement 2030 Fund	$1,000.00	$903.11	$0.67
Target Retirement 2035 Fund	$1,000.00	$890.58	$0.66
Based on Hypothetical 5% Yearly Return
Target Retirement Income Fund	$1,000.00	$1,024.40	$0.61
Target Retirement 2015 Fund	$1,000.00	$1,024.35	$0.66
Target Retirement 2020 Fund	$1,000.00	$1,024.35	$0.66
Target Retirement 2025 Fund	$1,000.00	$1,024.35	$0.66
Target Retirement 2030 Fund	$1,000.00	$1,024.30	$0.71
Target Retirement 2035 Fund	$1,000.00	$1,024.30	$0.71

The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.12%, 0.13%, 0.13%, 0.13%, 0.14%, and 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figures for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

Target Retirement Income Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Bond Market II Index Fund Investor Shares	37.6%
Vanguard Total Stock Market Index Fund Investor Shares	17.9
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	16.5
Vanguard Total International Bond Index Fund Investor Shares	15.6
Vanguard Total International Stock Index Fund Investor Shares	12.4

The table reflects the fund's investments, except for short-term investments and derivatives.

3

Target Retirement Income Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (17.9%)
Vanguard Total Stock Market Index Fund Investor Shares	44,921,709	2,817,939

International Stock Fund (12.4%)
Vanguard Total International Stock Index Fund Investor Shares	145,074,379	1,955,603

U.S. Bond Funds (54.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	524,588,873	5,912,116
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	106,197,619	2,598,656
		8,510,772
International Bond Fund (15.5%)
Vanguard Total International Bond Index Fund Investor Shares	216,581,801	2,447,374
Total Investment Companies (Cost $13,643,875)		15,731,688
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $11,575)	115,703	11,557
Total Investments (100.0%) (Cost $13,655,450)		15,743,245
Other Assets and Liabilities—Net (0.0%)[2]		(6,187)
Net Assets (100%)		15,737,058

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

2	Cash of $1,448,000 has been segregated as initial margin for open futures contracts.

4

Target Retirement Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	120	15,418	1,167

See accompanying Notes, which are an integral part of the Financial Statements.

5

Target Retirement Income Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $13,655,450)	15,743,245
Cash Collateral Pledged—Futures Contracts	1,448
Receivables for Investment Securities Sold	2,807
Receivables for Accrued Income	14,844
Receivables for Capital Shares Issued	9,132
Total Assets	15,771,476
Liabilities
Payables for Investment Securities Purchased	14,844
Payables for Capital Shares Redeemed	19,325
Variation Margin Payable—Futures Contracts	249
Total Liabilities	34,418
Net Assets	15,737,058

At March 31, 2020, net assets consisted of:

Paid-in Capital	13,478,201
Total Distributable Earnings (Loss)	2,258,857
Net Assets	15,737,058

Net Assets
Applicable to 1,195,251,750 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,737,058
Net Asset Value Per Share	$13.17

See accompanying Notes, which are an integral part of the Financial Statements.

6

Target Retirement Income Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	231,951
Other Income	10
Net Investment Income—Note B	231,961
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	171,594
Futures Contracts	(2,895)
Realized Net Gain (Loss)	168,699
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(985,924)
Futures Contracts	1,167
Change in Unrealized Appreciation (Depreciation)	(984,757)
Net Increase (Decrease) in Net Assets Resulting from Operations	(584,097)

See accompanying Notes, which are an integral part of the Financial Statements.

7

Target Retirement Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31,	Year Ended September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	231,961	415,089
Realized Net Gain (Loss)	168,699	22,491
Change in Unrealized Appreciation (Depreciation)	(984,757)	626,217
Net Increase (Decrease) in Net Assets Resulting from Operations	(584,097)	1,063,797
Distributions[1]
Total Distributions	(254,271)	(656,163)
Capital Share Transactions
Issued	1,508,242	2,449,733
Issued in Lieu of Cash Distributions	241,371	627,398
Redeemed	(2,157,695)	(3,114,349)
Net Increase (Decrease) from Capital Share Transactions	(408,082)	(37,218)
Total Increase (Decrease)	(1,246,450)	370,416
Net Assets
Beginning of Period	16,983,508	16,613,092
End of Period	15,737,058	16,983,508

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Target Retirement Income Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.85	$13.52	$13.46	$13.08	$12.59	$12.84
Investment Operations
Net Investment Income	.190[1]	.341[1]	.334[1]	.250[1]	.229	.238
Capital Gain Distributions Received	—	—	.001[1]	.004[1]	.007	.015
Net Realized and Unrealized Gain (Loss)
on Investments	(.660)	.533	.107	.422	.692	(.225)
Total from Investment Operations	(.470)	.874	.442	.676	.928	.028
Distributions
Dividends from Net Investment Income	(.193)	(.352)	(.327)	(.254)	(.227)	(.236)
Distributions from Realized Capital Gains	(.017)	(.192)	(.055)	(.042)	(.211)	(.042)
Total Distributions	(.210)	(.544)	(.382)	(.296)	(.438)	(.278)
Net Asset Value, End of Period	$13.17	$13.85	$13.52	$13.46	$13.08	$12.59

Total Return[2]	-3.46%	6.75%	3.31%	5.26%	7.54%	0.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,737	$16,984	$16,613	$16,645	$10,790	$10,633
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.54%	2.47%	1.90%	1.78%	1.83%
Portfolio Turnover Rate	10%	10%	6%	8%	11%	14%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Target Retirement Income Fund

Notes to Financial Statements

Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

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Target Retirement Income Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

11

Target Retirement Income Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	13,655,450
Gross Unrealized Appreciation	2,344,691
Gross Unrealized Depreciation	(255,729)
Net Unrealized Appreciation (Depreciation)	2,088,962

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	108,554	182,664
Issued in Lieu of Cash Distributions	17,443	48,017
Redeemed	(157,331)	(233,197)
Net Increase (Decrease) in Shares Outstanding	(31,334)	(2,516)

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Target Retirement Income Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	4,215	NA1	NA1	(33)	(19)	48	—	11,557
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,821,896	107,799	317,169	(6,425)	(7,445)	19,837	—	2,598,656
Vanguard Total Bond Market II Index Fund	6,303,317	389,569	897,172	34,819	81,583	81,527	—	5,912,116
Vanguard Total Bond Market ETF[2]	—	18,653	18,673	20	—	—	—	—
Vanguard Total International Bond Index Fund	2,738,130	100,254	287,664	12,813	(116,159)	73,497	—	2,447,374
Vanguard Total International Stock Index Fund	2,012,186	458,518	143,176	1,635	(373,560)	27,641	—	1,955,603
Vanguard Total Stock Market Index Fund	3,104,490	682,385	527,377	128,765	(570,324)	29,401	—	2,817,939
Total	16,984,234	1,757,178	2,191,231	171,594	(985,924)	231,951	—	15,743,245

1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	The fund invested in ETF Shares during the period, but sold their positions before period end.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

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Target Retirement 2015 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Bond Market II Index Fund Investor Shares	35.1%
Vanguard Total Stock Market Index Fund Investor Shares	21.7
Vanguard Total International Bond Index Fund Investor Shares	15.0
Vanguard Total International Stock Index Fund Investor Shares	14.5
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	13.7

The table reflects the fund's investments, except for short-term investments and derivatives.

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Target Retirement 2015 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (21.7%)
Vanguard Total Stock Market Index Fund Investor Shares	48,204,715	3,023,882

International Stock Fund (14.5%)
Vanguard Total International Stock Index Fund Investor Shares	150,656,464	2,030,849

U.S. Bond Funds (48.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	434,537,131	4,897,234
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	78,019,304	1,909,132
		6,806,366
International Bond Fund (15.0%)
Vanguard Total International Bond Index Fund Investor Shares	185,157,696	2,092,282
Total Investment Companies (Cost $11,660,067)		13,953,379
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $14,698)	146,986	14,681
Total Investments (100.1%) (Cost $11,674,765)		13,968,060
Other Assets and Liabilities—Net (-0.1%)[2]		(8,194)
Net Assets (100%)		13,959,866

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
[1]	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
[2]	Cash of $1,440,000 has been segregated as initial margin for open futures contracts.

15

Target Retirement 2015 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	120		15,418	1,168

See accompanying Notes, which are an integral part of the Financial Statements.

16

Target Retirement 2015 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,674,765)	13,968,060
Cash Collateral Pledged—Futures Contracts	1,440
Receivables for Investment Securities Sold	66,953
Receivables for Accrued Income	12,263
Receivables for Capital Shares Issued	10,753
Total Assets	14,059,469
Liabilities
Payables for Investment Securities Purchased	80,763
Payables for Capital Shares Redeemed	18,591
Variation Margin Payable—Futures Contracts	249
Total Liabilities	99,603
Net Assets	13,959,866

At March 31, 2020, net assets consisted of:

Paid-in Capital	11,264,056
Total Distributable Earnings (Loss)	2,695,810
Net Assets	13,959,866

Net Assets
Applicable to 993,371,692 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,959,866
Net Asset Value Per Share	$ 14.05

See accompanying Notes, which are an integral part of the Financial Statements.

17

Target Retirement 2015 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	210,464
Other Income	7
Net Investment Income—Note B	210,471
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	402,823
Futures Contracts	(3,202)
Realized Net Gain (Loss)	399,621
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(1,267,362)
Futures Contracts	1,168
Change in Unrealized Appreciation (Depreciation)	(1,266,194)
Net Increase (Decrease) in Net Assets Resulting from Operations	(656,102)

See accompanying Notes, which are an integral part of the Financial Statements.

18

Target Retirement 2015 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	210,471	393,784
Realized Net Gain (Loss)	399,621	354,227
Change in Unrealized Appreciation (Depreciation)	(1,266,194)	144,719
Net Increase (Decrease) in Net Assets Resulting from Operations	(656,102)	892,730
Distributions[1]
Total Distributions	(734,000)	(1,036,939)
Capital Share Transactions
Issued	1,125,520	1,965,353
Issued in Lieu of Cash Distributions	713,503	1,009,506
Redeemed	(2,136,345)	(3,593,321)
Net Increase (Decrease) from Capital Share Transactions	(297,322)	(618,462)
Total Increase (Decrease)	(1,687,424)	(762,671)
Net Assets
Beginning of Period	15,647,290	16,409,961
End of Period	13,959,866	15,647,290

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

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Target Retirement 2015 Fund

Financial Highlights

Six Months
Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.42	$15.60	$15.75	$15.19	$14.90	$15.44
Investment Operations
Net Investment Income	.207[1]	.376[1]	.371[1]	.305[1]	.311	.327
Capital Gain Distributions Received	—	—	.001[1]	.005[1]	.007	.018
Net Realized and Unrealized Gain (Loss) on Investments	(.843)	.455	.328	.846	.968	(.433)
Total from Investment Operations	(.636)	.831	.700	1.156	1.286	(.088)
Distributions
Dividends from Net Investment Income	(.379)	(.372)	(.318)	(.289)	(.299)	(.284)
Distributions from Realized Capital Gains	(.355)	(.639)	(.532)	(.307)	(.697)	(.168)
Total Distributions	(.734)	(1.011)	(.850)	(.596)	(.996)	(.452)
Net Asset Value, End of Period	$14.05	$15.42	$15.60	$15.75	$15.19	$14.90

Total Return[2]	-4.49%	6.08%	4.54%	7.95%	9.03%	-0.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,960	$15,647	$16,410	$17,250	$17,479	$18,858
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.71%	2.52%	2.39%	2.02%	1.96%	1.95%
Portfolio Turnover Rate	12%	10%	7%	7%	9%	16%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Target Retirement 2015 Fund

Notes to Financial Statements

Vanguard Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

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Target Retirement 2015 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

22

Target Retirement 2015 Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	11,674,765
Gross Unrealized Appreciation	2,512,145
Gross Unrealized Depreciation	(217,682)
Net Unrealized Appreciation (Depreciation)	2,294,463

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	74,308	132,213
Issued in Lieu of Cash Distributions	46,910	73,100
Redeemed	(142,709)	(242,220)
Net Increase (Decrease) in Shares Outstanding	(21,491)	(36,907)

23

Target Retirement 2015 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	10	NA1	NA1	(20)	(17)	47	—	14,681
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,041,604	154,620	276,986	(5,126)	(4,980)	14,644	—	1,909,132
Vanguard Total Bond Market II Index Fund	5,331,310	427,644	960,856	55,782	43,354	68,813	—	4,897,234
Vanguard Total Bond Market ETF[2]	—	6,143	6,150	7	—	—	—	—
Vanguard Total International Bond Index Fund	2,354,655	133,799	309,087	25,709	(112,794)	63,299	—	2,092,282
Vanguard Total International Stock Index Fund	2,372,022	428,863	369,899	5,215	(405,352)	31,119	—	2,030,849
Vanguard Total Stock Market Index Fund	3,546,381	734,534	790,716	321,256	(787,573)	32,542	—	3,023,882
Total	15,645,982	1,885,603	2,713,694	402,823	(1,267,362)	210,464	—	13,968,060

1 Not applicable—purchases and sales are for temporary cash investment purposes.

2 The fund invested in ETF Shares during the period, but sold their positions before period end.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

24

Target Retirement 2020 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund Investor Shares	30.1%
Vanguard Total Bond Market II Index Fund Investor Shares	29.6
Vanguard Total International Stock Index Fund Investor Shares	20.3
Vanguard Total International Bond Index Fund Investor Shares	12.5
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	7.5

The table reflects the fund's investments, except for short-term investments and derivatives.

25

Target Retirement 2020 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (30.1%)
Vanguard Total Stock Market Index Fund Investor Shares	137,371,474	8,617,313

International Stock Fund (20.3%)
Vanguard Total International Stock Index Fund Investor Shares	431,530,671	5,817,033

U.S. Bond Funds (37.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	751,742,248	8,472,135
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	87,543,129	2,142,181
		10,614,316
International Bond Fund (12.5%)
Vanguard Total International Bond Index Fund Investor Shares	317,694,792	3,589,951
Total Investment Companies (Cost $23,771,573)		28,638,613
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $33,142)	331,562	33,116
Total Investments (100.1%) (Cost $23,804,715)		28,671,729
Other Assets and Liabilities—Net (-0.1%)[2]		(14,786)
Net Assets (100%)		28,656,943

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2	Cash of $3,360,000 has been segregated as initial margin for open futures contracts.

26

Target Retirement 2020 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	280		35,976	309

See accompanying Notes, which are an integral part of the Financial Statements.

27

Target Retirement 2020 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Issuers (Cost $23,804,715)	28,671,729
Receivables for Investment Securities Sold	108,890
Receivables for Accrued Income	21,353
Receivables for Capital Shares Issued	17,475
Cash Collateral Pledged—Futures Contracts	3,360
Total Assets	28,822,807
Liabilities
Payables for Investment Securities Purchased	116,353
Payables for Capital Shares Redeemed	48,930
Variation Margin Payable—Futures Contracts	581
Total Liabilities	165,864
Net Assets	28,656,943

At March 31, 2020, net assets consisted of:

Paid-in Capital	23,123,676
Total Distributable Earnings (Loss)	5,533,267
Net Assets	28,656,943

Net Assets
Applicable to 987,114,049 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,656,943
Net Asset Value Per Share	$29.03

See accompanying Notes, which are an integral part of the Financial Statements.

28

Target Retirement 2020 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	436,731
Other Income	27
Net Investment Income—Note B	436,758
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	623,282
Futures Contracts	(3,903)
Realized Net Gain (Loss)	619,379
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(3,192,807)
Futures Contracts	309
Change in Unrealized Appreciation (Depreciation)	(3,192,498)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,136,361)

See accompanying Notes, which are an integral part of the Financial Statements.

29

Target Retirement 2020 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	436,758	802,773
Realized Net Gain (Loss)	619,379	344,679
Change in Unrealized Appreciation (Depreciation)	(3,192,498)	476,788
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,136,361)	1,624,240
Distributions[1]
Total Distributions	(1,159,070)	(1,431,551)
Capital Share Transactions
Issued	2,951,707	5,598,664
Issued in Lieu of Cash Distributions	1,131,242	1,402,515
Redeemed	(4,920,180)	(7,517,881)
Net Increase (Decrease) from Capital Share Transactions	(837,231)	(516,702)
Total Increase (Decrease)	(4,132,662)	(324,013)
Net Assets
Beginning of Period	32,789,605	33,113,618
End of Period	28,656,943	32,789,605

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Target Retirement 2020 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$32.24	$32.14	$31.19	$29.09	$27.52	$28.40
Investment Operations
Net Investment Income	.429[1]	.778[1]	.729[1]	.636[1]	.619	.622
Capital Gain Distributions Received	—	—	.002[1]	.008[1]	.012	.026
Net Realized and Unrealized Gain (Loss)
on Investments	(2.489)	.736	1.079	2.231	2.065	(.946)
Total from Investment Operations	(2.060)	1.514	1.810	2.875	2.696	(.298)
Distributions
Dividends from Net Investment Income	(.789)	(.745)	(.631)	(.562)	(.591)	(.541)
Distributions from Realized Capital Gains	(.361)	(.669)	(.229)	(.213)	(.535)	(.041)
Total Distributions	(1.150)	(1.414)	(.860)	(.775)	(1.126)	(.582)
Net Asset Value, End of Period	$29.03	$32.24	$32.14	$31.19	$29.09	$27.52
Total Return[2]	-6.78%	5.29%	5.87%	10.17%	10.05%	-1.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,657	$32,790	$33,114	$31,263	$27,542	$26,693
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.66%	2.51%	2.30%	2.15%	2.14%	2.07%
Portfolio Turnover Rate	13%	13%	10%	9%	15%	25%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Target Retirement 2020 Fund

Notes to Financial Statements

Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

32

Target Retirement 2020 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

33

Target Retirement 2020 Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	23,804,715
Gross Unrealized Appreciation	5,607,043
Gross Unrealized Depreciation	(739,720)
Net Unrealized Appreciation (Depreciation)	4,867,323

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	91,727	181,093
Issued in Lieu of Cash Distributions	34,711	49,211
Redeemed	(156,223)	(243,796)
Net Increase (Decrease) in Shares Outstanding	(29,785)	(13,492)

34

Target Retirement 2020 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	7,708	NA1	NA1	(28)	(25)	55	—	33,116
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,145,955	426,465	417,201	(6,472)	(6,566)	16,364	—	2,142,181
Vanguard Total Bond Market II Index Fund	9,579,114	929,358	2,220,682	85,962	98,383	123,314	—	8,472,135
Vanguard Total Bond Market ETF[2]	—	5,526	5,532	6	—	—	—	—
Vanguard Total International Bond Index Fund	4,211,439	231,051	697,598	28,369	(183,310)	113,051	—	3,589,951
Vanguard Total International Stock Index Fund	6,769,805	956,529	709,214	(17,343)	(1,182,744)	90,317	—	5,817,033
Vanguard Total Stock Market Index Fund	10,101,340	1,557,952	1,656,222	532,788	(1,918,545)	93,630	—	8,617,313
Total	32,815,361	4,106,881	5,706,449	623,282	(3,192,807)	436,731	—	28,671,729

1 Not applicable—purchases and sales are for temporary cash investment purposes.

2 The fund invested in ETF Shares during the period, but sold their positions before period end.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

35

Target Retirement 2025 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund Investor Shares	36.1%
Vanguard Total Bond Market II Index Fund Investor Shares	27.8
Vanguard Total International Stock Index Fund Investor Shares	24.3
Vanguard Total International Bond Index Fund Investor Shares	11.8

The table reflects the fund's investments, except for short-term investments and derivatives.

36

Target Retirement 2025 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (36.1%)
Vanguard Total Stock Market Index Fund Investor Shares	228,239,844	14,317,485

International Stock Fund (24.3%)
Vanguard Total International Stock Index Fund Investor Shares	717,520,166	9,672,172

U.S. Bond Fund (27.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	980,347,831	11,048,520

International Bond Fund (11.8%)
Vanguard Total International Bond Index Fund Investor Shares	413,490,886	4,672,447
Total Investment Companies (Cost $32,275,508)		39,710,624
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $45,567)	455,924	45,538
Total Investments (100.1%) (Cost $32,321,075)		39,756,162
Other Assets and Liabilities—Net (-0.1%)[2]		(55,541)
Net Assets (100%)		39,700,621

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2	Cash of $4,020,000 has been segregated as initial margin for open futures contracts.

37

Target Retirement 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	335		43,042	(1,363)

See accompanying Notes, which are an integral part of the Financial Statements.

38

Target Retirement 2025 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $32,321,075)	39,756,162
Cash Collateral Pledged—Futures Contracts	4,020
Receivables for Investment Securities Sold	90,000
Receivables for Accrued Income	27,962
Receivables for Capital Shares Issued	22,773
Total Assets	39,900,917
Liabilities
Payables for Investment Securities Purchased	144,944
Payables for Capital Shares Redeemed	54,657
Variation Margin Payable—Futures Contracts	695
Total Liabilities	200,296
Net Assets	39,700,621

At March 31, 2020, net assets consisted of:

Paid-in Capital	31,825,745
Total Distributable Earnings (Loss)	7,874,876
Net Assets	39,700,621

Net Assets
Applicable to 2,298,978,914 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,700,621
Net Asset Value Per Share	$17.27

See accompanying Notes, which are an integral part of the Financial Statements.

39

Target Retirement 2025 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	604,135
Other Income	42
Net Investment Income—Note B	604,177
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	281,971
Futures Contracts	(3,122)
Realized Net Gain (Loss)	278,849
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(4,649,790)
Futures Contracts	(1,363)
Change in Unrealized Appreciation (Depreciation)	(4,651,153)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,768,127)

See accompanying Notes, which are an integral part of the Financial Statements.

40

Target Retirement 2025 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	604,177	1,043,757
Realized Net Gain (Loss)	278,849	93,771
Change in Unrealized Appreciation (Depreciation)	(4,651,153)	865,279
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,768,127)	2,002,807
Distributions[1]
Total Distributions	(1,174,627)	(1,174,162)
Capital Share Transactions
Issued	4,581,007	7,794,924
Issued in Lieu of Cash Distributions	1,150,386	1,152,542
Redeemed	(5,234,106)	(7,489,764)
Net Increase (Decrease) from Capital Share Transactions	497,287	1,457,702
Total Increase (Decrease)	(4,445,467)	2,286,347
Net Assets
Beginning of Period	44,146,088	41,859,741
End of Period	39,700,621	44,146,088

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Target Retirement 2025 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.34	$19.02	$18.25	$16.77	$15.90	$16.50
Investment Operations
Net Investment Income	.260 [1]	.464 [1]	.419 [1]	.380 [1]	.362	.364
Capital Gain Distributions Received	—	—	.001 [1]	.004 [1]	.006	.012
Net Realized and Unrealized Gain (Loss)
on Investments	(1.820)	.390	.807	1.534	1.280	(.624)
Total from Investment Operations	(1.560)	.854	1.227	1.918	1.648	(.248)
Distributions
Dividends from Net Investment Income	(.471)	(.434)	(.369)	(.327)	(.342)	(.322)
Distributions from Realized Capital Gains	(.039)	(.100)	(.088)	(.111)	(.436)	(.030)
Total Distributions	(.510)	(.534)	(.457)	(.438)	(.778)	(.352)
Net Asset Value, End of Period	$17.27	$19.34	$19.02	$18.25	$16.77	$15.90
Total Return[2]	-8.41%	4.89%	6.79%	11.74%	10.67%	-1.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,701	$44,146	$41,860	$37,111	$31,706	$30,048
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.51%	2.24%	2.21%	2.18%	2.07%
Portfolio Turnover Rate	15%	11%	8%	10%	15%	24%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Target Retirement 2025 Fund

Notes to Financial Statements

Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

43

Target Retirement 2025 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

44

Target Retirement 2025 Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	32,321,075
Gross Unrealized Appreciation	8,912,121
Gross Unrealized Depreciation	(1,478,397)
Net Unrealized Appreciation (Depreciation)	7,433,724

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	234,635	422,593
Issued in Lieu of Cash Distributions	57,837	68,077
Redeemed	(276,529)	(407,912)
Net Increase (Decrease) in Shares Outstanding	15,943	82,758

45

Target Retirement 2025 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	23,149	NA1	NA1	(80)	(30)	162	—	45,538
Vanguard Total Bond Market II Index Fund	12,038,750	2,381,339	3,611,488	100,712	139,207	160,690	—	11,048,520
Vanguard Total Bond Market ETF[2]	—	23,245	23,270	25	—	—	—	—
Vanguard Total International Bond Index Fund	5,106,622	621,399	861,869	8,625	(202,330)	141,715	—	4,672,447
Vanguard Total International Stock Index Fund	10,791,314	1,489,364	572,119	(42,995)	(1,993,392)	148,010	—	9,672,172
Vanguard Total Stock Market Index Fund	16,219,435	2,034,394	1,558,783	215,684	(2,593,245)	153,558	—	14,317,485
Total	44,179,270	6,549,741	6,627,529	281,971	(4,649,790)	604,135	—	39,756,162

1 Not applicable—purchases and sales are for temporary cash investment purposes.

2 The fund invested in ETF Shares during the period, but sold their positions before period end.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

46

Target Retirement 2030 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund Investor Shares	40.5%

Vanguard Total International Stock Index Fund Investor Shares	27.4

Vanguard Total Bond Market II Index Fund Investor Shares	22.6

Vanguard Total International Bond Index Fund Investor Shares	9.5

The table reflects the fund's investments, except for short-term investments and derivatives.

47

Target Retirement 2030 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (40.6%)
Vanguard Total Stock Market Index Fund Investor Shares	228,660,554	14,343,876

International Stock Fund (27.4%)
Vanguard Total International Stock Index Fund Investor Shares	718,711,417	9,688,230

U.S. Bond Fund (22.6%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	708,283,371	7,982,354

International Bond Fund (9.5%)
Vanguard Total International Bond Index Fund Investor Shares	298,157,235	3,369,177
Total Investment Companies (Cost $29,509,602)		35,383,637
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $41,549)	415,451	41,495
Total Investments (100.2%) (Cost $29,551,151)		35,425,132
Other Assets and Liabilities—Net (-0.2%)[2]		(80,049)
Net Assets (100%)		35,345,083

 Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

2	Cash of $3,200,000 has been segregated as initial margin for open futures contracts.

48

Target Retirement 2030 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
E-mini S&P 500 Index	June 2020	266	34,177	(1,507)

See accompanying Notes, which are an integral part of the Financial Statements.

49

Target Retirement 2030 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $29,551,151)	35,425,132
Cash Collateral Pledged—Futures Contracts	3,200
Receivables for Investment Securities Sold	51,630
Receivables for Accrued Income	20,166
Receivables for Capital Shares Issued	28,250
Total Assets	35,528,378
Liabilities
Payables for Investment Securities Purchased	124,289
Payables for Capital Shares Redeemed	58,454
Variation Margin Payable—Futures Contracts	552
Total Liabilities	183,295
Net Assets	35,345,083

At March 31, 2020, net assets consisted of:

Paid-in Capital	29,243,793
Total Distributable Earnings (Loss)	6,101,290
Net Assets	35,345,083

Net Assets
Applicable to 1,137,524,288 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,345,083
Net Asset Value Per Share	$31.07

See accompanying Notes, which are an integral part of the Financial Statements.

50

Target Retirement 2030 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	518,171
Other Income	39
Net Investment Income—Note B	518,210
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Issuers Sold	95,244
Futures Contracts	(2,947)
Realized Net Gain (Loss)	92,297
Change in Unrealized Appreciation (Depreciation)
Affiliated Issuers	(4,502,802)
Futures Contracts	(1,507)
Change in Unrealized Appreciation (Depreciation)	(4,504,309)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,893,802)

See accompanying Notes, which are an integral part of the Financial Statements.

51

Target Retirement 2030 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	518,210	892,786
Realized Net Gain (Loss)	92,297	1
Change in Unrealized Appreciation (Depreciation)	(4,504,309)	649,511
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,893,802)	1,542,298
Distributions[1]
Total Distributions	(970,908)	(869,831)
Capital Share Transactions
Issued	4,380,882	7,520,484
Issued in Lieu of Cash Distributions	954,496	856,060
Redeemed	(4,239,596)	(5,848,492)
Net Increase (Decrease) from Capital Share Transactions	1,095,782	2,528,052
Total Increase (Decrease)	(3,768,928)	3,200,519
Net Assets
Beginning of Period	39,114,011	35,913,492
End of Period	35,345,083	39,114,011
 1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Target Retirement 2030 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$35.22	$34.74	$32.93	$29.77	$27.77	$28.95
Investment Operations
Net Investment Income	.458 [1]	.830 [1]	.754 [1]	.683 [1]	.634	.633
Capital Gain Distributions Received	—	—	.001 [1]	.006 [1]	.008	.016
Net Realized and Unrealized Gain (Loss)
on Investments	(3.741)	.486	1.744	3.167	2.390	(1.242)
Total from Investment Operations	(3.283)	1.316	2.499	3.856	3.032	(.593)
Distributions
Dividends from Net Investment Income	(.867)	(.767)	(.670)	(.576)	(.597)	(.558)
Distributions from Realized Capital Gains	—	(.069)	(.019)	(.120)	(.435)	(.029)
Total Distributions	(.867)	(.836)	(.689)	(.696)	(1.032)	(.587)
Net Asset Value, End of Period	$31.07	$35.22	$34.74	$32.93	$29.77	$27.77
Total Return[2]	-9.69%	4.15%	7.65%	13.25%	11.15%	-2.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,345	$39,114	$35,913	$30,877	$24,966	$22,684
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.57%	2.46%	2.22%	2.21%	2.20%	2.08%
Portfolio Turnover Rate	13%	8%	9%	9%	16%	24%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Target Retirement 2030 Fund

Notes to Financial Statements

Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0%of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

54

Target Retirement 2030 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

55

Target Retirement 2030 Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	29,551,151
Gross Unrealized Appreciation	7,548,094
Gross Unrealized Depreciation	(1,675,620)
Net Unrealized Appreciation (Depreciation)	5,872,474

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2019, the fund had available capital losses totaling $1,479,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	123,127	224,037
Issued in Lieu of Cash Distributions	26,122	27,921
Redeemed	(122,325)	(175,095)
Net Increase (Decrease) in Shares Outstanding	26,924	76,863

56

Target Retirement 2030 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	8,567	NA1	NA1	(47)	(54)	136	—	41,495
Vanguard Total Bond Market II Index Fund	8,637,980	2,013,229	2,845,268	71,331	105,082	116,012	—	7,982,354
Vanguard Total Bond Market ETF[2]	—	8,114	8,123	9	—	—	—	—
Vanguard Total International Bond Index Fund	3,659,942	512,290	663,660	3,719	(143,114)	101,261	—	3,369,177
Vanguard Total International Stock Index Fund	10,715,003	1,407,064	383,090	(20,460)	(2,030,287)	147,613	—	9,688,230
Vanguard Total Stock Market Index Fund	16,122,186	1,850,830	1,235,403	40,692	(2,434,429)	153,149	—	14,343,876
Total	39,143,678	5,791,527	5,135,544	95,244	(4,502,802)	518,171	—	35,425,132

1 Not applicable—purchases and sales are for temporary cash investment purposes.

2 The fund invested in ETF Shares during the period, but sold their positions before period end.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

57

Target Retirement 2035 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund Investor Shares	45.0%
Vanguard Total International Stock Index Fund Investor Shares	30.4
Vanguard Total Bond Market II Index Fund Investor Shares	17.3
Vanguard Total International Bond Index Fund Investor Shares	7.3

The table reflects the fund's investments, except for short-term investments and derivatives.

58

Target Retirement 2035 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (45.1%)
Vanguard Total Stock Market Index Fund Investor Shares	238,509,807	14,961,720

International Stock Fund (30.4%)
Vanguard Total International Stock Index Fund Investor Shares	749,182,357	10,098,978

U.S. Bond Fund (17.3%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	510,329,481	5,751,413

International Bond Fund (7.3%)
Vanguard Total International Bond Index Fund Investor Shares	213,463,332	2,412,136
Total Investment Companies (Cost $26,785,134)		33,224,247
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $43,032)	430,240	42,973
Total Investments (100.2%) (Cost $26,828,166)		33,267,220
Other Assets and Liabilities—Net (-0.2%)[2]		(56,405)
Net Assets (100%)		33,210,815

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2	Cash of $3,600,000 has been segregated as initial margin for open futures contracts.

59

Target Retirement 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	300	38,546	2,921

See accompanying Notes, which are an integral part of the Financial Statements.

60

Target Retirement 2035 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $26,828,166)	33,267,220
Cash Collateral Pledged—Futures Contracts	3,600
Receivables for Investment Securities Sold	60,000
Receivables for Accrued Income	14,565
Receivables for Capital Shares Issued	20,768
Total Assets	33,366,153
Liabilities
Payables for Investment Securities Purchased	108,500
Payables for Capital Shares Redeemed	46,215
Variation Margin Payable—Futures Contracts	623
Total Liabilities	155,338
Net Assets	33,210,815

At March 31, 2020, net assets consisted of:

Paid-in Capital	26,576,874
Total Distributable Earnings (Loss)	6,633,941
Net Assets	33,210,815

Net Assets
Applicable to 1,766,589,896 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,210,815
Net Asset Value Per Share	$18.80

See accompanying Notes, which are an integral part of the Financial Statements.

61

Target Retirement 2035 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	474,400
Other Income	33
Net Investment Income—Note B	474,433
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	81,026
Futures Contracts	(6,369)
Realized Net Gain (Loss)	74,657
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(4,711,333)
Futures Contracts	2,921
Change in Unrealized Appreciation (Depreciation)	(4,708,412)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,159,322)

See accompanying Notes, which are an integral part of the Financial Statements.

62

Target Retirement 2035 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	474,433	834,948
Realized Net Gain (Loss)	74,657	(5,766)
Change in Unrealized Appreciation (Depreciation)	(4,708,412)	378,643
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,159,322)	1,207,825
Distributions[1]
Total Distributions	(909,779)	(819,561)
Capital Share Transactions
Issued	3,867,932	6,583,434
Issued in Lieu of Cash Distributions	894,998	806,942
Redeemed	(3,609,492)	(5,173,902)
Net Increase (Decrease) from Capital Share Transactions	1,153,438	2,216,474
Total Increase (Decrease)	(3,915,663)	2,604,738
Net Assets
Beginning of Period	37,126,478	34,521,740
End of Period	33,210,815	37,126,478

 1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Target Retirement 2035 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$ 21.60	$ 21.46	$ 20.20	$ 18.09	$ 16.95	$ 17.79
Investment Operations
Net Investment Income	.271 [1]	.500 [1]	.459 [1]	.418 [1]	.393	.391
Capital Gain Distributions Received	—	—	.001 [1]	.003 [1]	.003	.007
Net Realized and Unrealized Gain (Loss)
on Investments	(2.547)	.146	1.243	2.180	1.530	(.865)
Total from Investment Operations	(2.276)	.646	1.703	2.601	1.926	(.467)
Distributions
Dividends from Net Investment Income	(.524)	(.464)	(.410)	(.356)	(.371)	(.368)
Distributions from Realized Capital Gains	—	(.042)	(.033)	(.135)	(.415)	(.005)
Total Distributions	(.524)	(.506)	(.443)	(.491)	(.786)	(.373)
Net Asset Value, End of Period	$ 18.80	$ 21.60	$ 21.46	$ 20.20	$ 18.09	$ 16.95

Total Return[2]	-10.94%	3.37%	8.51%	14.76%	11.64%	-2.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 33,211	$ 37,126	$ 34,522	$ 29,798	$ 24,531	$ 22,800
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.48%	2.42%	2.19%	2.22%	2.21%	2.07%
Portfolio Turnover Rate	11%	7%	8%	9%	14%	23%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable  account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Target Retirement 2035 Fund

Notes to Financial Statements

Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

65

Target Retirement 2035 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

66

Target Retirement 2035 Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	26,828,166
Gross Unrealized Appreciation	8,162,074
Gross Unrealized Depreciation	(1,720,099)
Net Unrealized Appreciation (Depreciation)	6,441,975

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2019, the fund had available capital losses totaling $5,779,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	177,430	319,514
Issued in Lieu of Cash Distributions	39,637	43,129
Redeemed	(169,127)	(252,750)
Net Increase (Decrease) in Shares Outstanding	47,940	109,893

67

Target Retirement 2035 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,			Proceeds		Realized				March 31,
	2019			from		Net	Change in		Capital Gain	2020
	Market	Purchases		Securities		Gain	Unrealized		Distributions	Market
	Value	at Cost		Sold		(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)		($000)		($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	9,487	NA	[1]	NA	[1]	(38)	(59)	132	—	42,973
Vanguard Total Bond Market II Index Fund	6,178,454	1,618,892		2,175,643		56,131	73,579	84,039	—	5,751,413
Vanguard Total Bond Market ETF[2]	—	5,244		5,250		6	—	—	—	—
Vanguard Total International Bond Index Fund	2,693,932	349,495		529,901		2,623	(104,013)	73,299	—	2,412,136
Vanguard Total International Stock Index Fund	11,251,819	1,297,702		288,758		(8,874)	(2,152,911)	156,307	—	10,098,978
Vanguard Total Stock Market Index Fund	17,027,238	1,460,298		1,029,065		31,178	(2,527,929)	160,623	—	14,961,720
Total	37,160,930	4,731,631		4,028,617		81,026	(4,711,333)	474,400	—	33,267,220

1 Not applicable—purchases and sales are for temporary cash investment purposes.

2 The fund invested in ETF Shares during the period, but sold their positions before period end.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

68

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the funds’ acquired fund fees and expenses were well below the average expense ratios charged by funds in their respective peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average.

69

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangements with the Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

70

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2020 Fund, Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2030 Fund, and Vanguard Target Retirement 2035 Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

71

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3082 052020

Semiannual Report | March 31, 2020

Vanguard Target Retirement Funds

Vanguard Target Retirement 2040 Fund

Vanguard Target Retirement 2045 Fund

Vanguard Target Retirement 2050 Fund

Vanguard Target Retirement 2055 Fund

Vanguard Target Retirement 2060 Fund

Vanguard Target Retirement 2065 Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Target Retirement 2040 Fund	3

Target Retirement 2045 Fund	14

Target Retirement 2050 Fund	25

Target Retirement 2055 Fund	36

Target Retirement 2060 Fund	47

Target Retirement 2065 Fund	58

Trustees Approve Advisory Arrangements	69

Liquidity Risk Management	71

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2019	3/31/2020	Period
Based on Actual Fund Return
Target Retirement 2040 Fund	$1,000.00	$877.84	$0.66
Target Retirement 2045 Fund	$1,000.00	$865.30	$0.70
Target Retirement 2050 Fund	$1,000.00	$865.55	$0.70
Target Retirement 2055 Fund	$1,000.00	$865.39	$0.70
Target Retirement 2060 Fund	$1,000.00	$865.61	$0.70
Target Retirement 2065 Fund	$1,000.00	$864.90	$0.70
Based on Hypothetical 5% Yearly Return
Target Retirement 2040 Fund	$1,000.00	$1,024.30	$0.71
Target Retirement 2045 Fund	$1,000.00	$1,024.25	$0.76
Target Retirement 2050 Fund	$1,000.00	$1,024.25	$0.76
Target Retirement 2055 Fund	$1,000.00	$1,024.25	$0.76
Target Retirement 2060 Fund	$1,000.00	$1,024.25	$0.76
Target Retirement 2065 Fund	$1,000.00	$1,024.25	$0.76

The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.14%, 0.15%, 0.15%, 0.15%, 0.15%, and 0.15%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

Target Retirement 2040 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund
Investor Shares	49.7%
Vanguard Total International Stock Index
Fund Investor Shares	33.2
Vanguard Total Bond Market II Index
Fund Investor Shares	12.1
Vanguard Total International Bond Index
Fund Investor Shares	5.0

The table reflects the fund's investments, except for short-term investments and derivatives.

3

Target Retirement 2040 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($ 000)
Investment Companies (100.1%)
U.S. Stock Fund (49.7%)
Vanguard Total Stock Market Index Fund Investor Shares	205,946,979	12,919,054

International Stock Fund (33.3%)
Vanguard Total International Stock Index Fund Investor Shares	640,610,403	8,635,428

U.S. Bond Fund (12.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	278,173,617	3,135,017

International Bond Fund (5.0%)
Vanguard Total International Bond Index Fund Investor Shares	114,883,039	1,298,178
Total Investment Companies (Cost $21,804,266)		25,987,677
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $41,521)	415,427	41,493
Total Investments (100.3%) (Cost $21,845,787)		26,029,170
Other Assets and Liabilities—Net (-0.3%)[2]		(65,594)
Net Assets (100%)		25,963,576

Cost rounded to $000.

• See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

2 Cash of $3,000,000 has been segregated as initial margin for open futures contracts.

4

Target Retirement 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	250	32,121	2,435

See accompanying Notes, which are an integral part of the Financial Statements.

5

Target Retirement 2040 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $21,845,787)	26,029,170
Cash Collateral Pledged—Futures Contracts	3,000
Receivables for Investment Securities Sold	45,000
Receivables for Accrued Income	7,992
Receivables for Capital Shares Issued	20,625
Total Assets	26,105,787
Liabilities
Payables for Investment Securities Purchased	89,307
Payables for Capital Shares Redeemed	52,385
Variation Margin Payable—Futures Contracts	519
Total Liabilities	142,211
Net Assets	25,963,576

At March 31, 2020, net assets consisted of:

Paid-in Capital	21,685,631
Total Distributable Earnings (Loss)	4,277,945
Net Assets	25,963,576

Net Assets
Applicable to 811,645,921 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,963,576
Net Asset Value Per Share	$31.99

See accompanying Notes, which are an integral part of the Financial Statements.

6

Target Retirement 2040 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	359,890
Other Income	21
Net Investment Income—Note B	359,911
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	15,765
Futures Contracts	(5,650)
Realized Net Gain (Loss)	10,115
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(4,048,612)
Futures Contracts	2,435
Change in Unrealized Appreciation (Depreciation)	(4,046,177)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,676,151)

See accompanying Notes, which are an integral part of the Financial Statements.

7

Target Retirement 2040 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	359,911	634,780
Realized Net Gain (Loss)	10,115	(8,193)
Change in Unrealized Appreciation (Depreciation)	(4,046,177)	137,697
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,676,151)	764,284
Distributions[1]
Total Distributions	(701,834)	(599,639)
Capital Share Transactions
Issued	3,495,283	5,852,726
Issued in Lieu of Cash Distributions	690,100	590,157
Redeemed	(2,886,606)	(4,010,068)
Net Increase (Decrease) from Capital Share Transactions	1,298,777	2,432,815
Total Increase (Decrease)	(3,079,208)	2,597,460
Net Assets
Beginning of Period	29,042,784	26,445,324
End of Period	25,963,576	29,042,784

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Target Retirement 2040 Fund

Financial Highlights

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$37.27	$37.26	$34.73	$30.59	$28.09	$29.66
Investment Operations
Net Investment Income	.452[1]	.850[1]	.786[1]	.718[1]	.660	.648
Capital Gain Distributions Received	—	—	.001[1]	.003[1]	.003	.007
Net Realized and Unrealized Gain (Loss) on Investments	(4.841)	(.005)	2.441	4.143	2.687	(1.634)
Total from Investment Operations	(4.389)	.845	3.228	4.864	3.350	(.979)
Distributions
Dividends from Net Investment Income	(.891)	(.779)	(.684)	(.599)	(.615)	(.574)
Distributions from Realized Capital Gains	—	(.056)	(.014)	(.125)	(.235)	(.017)
Total Distributions	(.891)	(.835)	(.698)	(.724)	(.850)	(.591)
Net Asset Value, End of Period	$31.99	$37.27	$37.26	$34.73	$30.59	$28.09

Total Return[2]	-12.22%	2.63%	9.37%	16.26%	12.11%	-3.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,964	$29,043	$26,445	$22,324	$17,371	$15,724
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.39%	2.38%	2.17%	2.23%	2.23%	2.09%
Portfolio Turnover Rate	7%	5%	8%	8%	16%	21%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Target Retirement 2040 Fund

Notes to Financial Statements

Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2.  Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

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Target Retirement 2040 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Target Retirement 2040 Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	21,845,787
Gross Unrealized Appreciation	5,814,261
Gross Unrealized Depreciation	(1,628,443)
Net Unrealized Appreciation (Depreciation)	4,185,818

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2019, the fund had available capital losses totaling $9,289,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	92,953	164,515
Issued in Lieu of Cash Distributions	17,596	18,379
Redeemed	(78,146)	(113,431)
Net Increase (Decrease) in Shares Outstanding	32,403	69,463

12

Target Retirement 2040 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,			Proceeds		Realized				March 31,
	2019			from		Net	Change in		Capital Gain	2020
	Market	Purchases		Securities		Gain	Unrealized		Distributions	Market
	Value	at Cost		Sold		(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)		($000)		($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	9,867	NA	[1]	NA	[1]	(42)	(29)	98	—	41,493
Vanguard Total
Bond Market ETF[2]	—	5,244		5,250		6	—	—	—	—
Vanguard Total
Bond Market II
Fund	3,396,422	931,710		1,265,731		31,169	41,447	46,304	—	3,135,017
Vanguard Total
International Bond
Index Fund	1,444,631	218,047		307,284		(2,507)	(54,709)	40,845	—	1,298,178
Vanguard Total
International Stock
Index Fund	9,672,231	951,621		103,931		(860)	(1,883,633)	134,749	—	8,635,428
Vanguard Total
Stock Market
Index Fund	14,559,106	1,026,241		502,604		(12,001)	(2,151,688)	137,894	—	12,919,054
Total	29,082,257	3,132,863		2,184,800		15,765	(4,048,612)	359,890	—	26,029,170

1 Not applicable—purchases and sales are for temporary cash investment purposes.

2 The fund invested in ETF Shares during the period, but sold their positions before period end.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

13

Target Retirement 2045 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund
Investor Shares	54.1%
Vanguard Total International Stock Index
Fund Investor Shares	36.1
Vanguard Total Bond Market II Index
Fund Investor Shares	6.9
Vanguard Total International Bond Index
Fund Investor Shares	2.9

The table reflects the fund's investments, except for short-term investments and derivatives.

14

Target Retirement 2045 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	203,430,037	12,761,166

International Stock Fund (36.1%)
Vanguard Total International Stock Index Fund Investor Shares	631,430,707	8,511,686

U.S. Bond Fund (6.9%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	145,595,666	1,640,863

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Investor Shares	60,640,274	685,235
Total Investment Companies (Cost $19,854,274)		23,598,950
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $32,041)	320,503	32,012
Total Investments (100.1%) (Cost $19,886,315)		23,630,962
Other Assets and Liabilities—Net (-0.1%)[2]		(32,306)
Net Assets (100%)		23,598,656

Cost rounded to $000.

• See Note A in Notes to Financial Statements.

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2	Cash of $2,880,000 has been segregated as initial margin for open futures contracts.

15

Target Retirement 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	240		30,836	2,749

See accompanying Notes, which are an integral part of the Financial Statements.

16

Target Retirement 2045 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $19,886,315)	23,630,962
Receivables for Accrued Income	4,363
Receivables for Capital Shares Issued	19,421
Cash Collateral Pledged—Futures Contracts	2,880
Total Assets	23,657,626
Liabilities
Payables for Investment Securities Purchased	5,500
Payables for Capital Shares Redeemed	52,972
Variation Margin Payable—Futures Contracts	498
Total Liabilities	58,970
Net Assets	23,598,656

At March 31, 2020, net assets consisted of:

Paid-in Capital	19,757,502
Total Distributable Earnings (Loss)	3,841,154
Net Assets	23,598,656

Net Assets
Applicable to 1,192,415,319 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,598,656
Net Asset Value Per Share	$19.79

See accompanying Notes, which are an integral part of the Financial Statements.

17

Target Retirement 2045 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	318,484
Other Income	11
Net Investment Income—Note B	318,495
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	27,589
Futures Contracts	(3,227)
Realized Net Gain (Loss)	24,362
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(4,060,435)
Futures Contracts	2,749
Change in Unrealized Appreciation (Depreciation)	(4,057,686)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,714,829)

See accompanying Notes, which are an integral part of the Financial Statements.

18

Target Retirement 2045 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	318,495	575,372
Realized Net Gain (Loss)	24,362	(5,828)
Change in Unrealized Appreciation (Depreciation)	(4,057,686)	5,053
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,714,829)	574,597
Distributions[1]
Total Distributions	(636,663)	(535,587)
Capital Share Transactions
Issued	3,124,468	5,288,388
Issued in Lieu of Cash Distributions	626,488	527,209
Redeemed	(2,470,742)	(3,514,240)
Net Increase (Decrease) from Capital Share Transactions	1,280,214	2,301,357
Total Increase (Decrease)	(3,071,278)	2,340,367
Net Assets
Beginning of Period	26,669,934	24,329,567
End of Period	23,598,656	26,669,934

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Target Retirement 2045 Fund

Financial Highlights

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.38	$23.49	$21.80	$19.12	$17.60	$18.61
Investment Operations
Net Investment Income	.273[1]	.527[1]	.492[1]	.450[1]	.411	.406
Capital Gain Distributions Received	—	—	—	.001[1]	.002	.004
Net Realized and Unrealized Gain (Loss)
on Investments	(3.311)	(.128)	1.636	2.696	1.692	(1.034)
Total from Investment Operations	(3.038)	.399	2.128	3.147	2.105	(.624)
Distributions
Dividends from Net Investment Income	(.552)	(.483)	(.428)	(.375)	(.386)	(.383)
Distributions from Realized Capital Gains	—	(.026)	(.010)	(.092)	(.199)	(.003)
Total Distributions	(.552)	(.509)	(.438)	(.467)	(.585)	(.386)
Net Asset Value, End of Period	$19.79	$23.38	$23.49	$21.80	$19.12	$17.60

Total Return[2]	-13.47%	2.06%	9.85%	16.84%	12.16%	-3.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,599	$26,670	$24,330	$20,413	$15,987	$14,283
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.30%	2.35%	2.16%	2.23%	2.43%	2.10%
Portfolio Turnover Rate	5%	4%	7%	8%	13%	20%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Target Retirement 2045 Fund

Notes to Financial Statements

Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

21

Target Retirement 2045 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Target Retirement 2045 Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	19,886,315
Gross Unrealized Appreciation	5,479,648
Gross Unrealized Depreciation	(1,732,252)
Net Unrealized Appreciation (Depreciation)	3,747,396

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2019, the fund had available capital losses totaling $8,755,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	132,618	236,957
Issued in Lieu of Cash Distributions	25,292	26,255
Redeemed	(106,081)	(158,490)
Net Increase (Decrease) in Shares Outstanding	51,829	104,722

23

Target Retirement 2045 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized					March 31,
	2019		from	Net		Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain		Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss	)	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)		($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	12,586	NA1	NA1	(50)		(30)	101	—	32,012
Vanguard Total
Bond Market II
Index Fund	1,907,023	430,532	733,020	21,005		15,323	25,456	—	1,640,863
Vanguard Total
International Bond
Index Fund	807,216	90,579	180,738	638		(32,460)	22,693	—	685,235
Vanguard Total
International Stock
Index Fund	9,583,046	922,172	103,883	—		(1,889,649)	133,770	—	8,511,686
Vanguard Total
Stock Market
Index Fund	14,386,873	811,239	289,323	5,996		(2,153,619)	136,464	—	12,761,166
Total	26,696,744	2,254,522	1,306,964	27,589		(4,060,435)	318,484	—	23,630,962

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

24

Target Retirement 2050 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund
Investor Shares	53.9%
Vanguard Total International Stock Index
Fund Investor Shares	36.0
Vanguard Total Bond Market II Index
Fund Investor Shares	7.1
Vanguard Total International Bond Index
Fund Investor Shares	3.0

The table reflects the fund's investments, except for short-term investments and derivatives.

25

Target Retirement 2050 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Investor Shares	152,090,966	9,540,666

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	473,391,776	6,381,321

U.S. Bond Fund (7.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	110,872,457	1,249,533

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	46,644,177	527,079
Total Investment Companies (Cost $16,194,347)		17,698,599
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $41,130)	411,365	41,087
Total Investments (100.2%) (Cost $16,235,477)		17,739,686
Other Assets and Liabilities—Net (-0.2%)[2]		(35,700)
Net Assets (100%)		17,703,986

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2	Cash of $3,750,000 has been segregated as initial margin for open futures contracts.

26

Target Retirement 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	312		40,087	1,670

See accompanying Notes, which are an integral part of the Financial Statements.

27

Target Retirement 2050 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $16,235,477)	17,739,686
Cash Collateral Pledged—Futures Contracts	3,750
Receivables for Accrued Income	3,267
Receivables for Capital Shares Issued	22,402
Total Assets	17,769,105
Liabilities
Payables for Investment Securities Purchased	22,255
Payables for Capital Shares Redeemed	42,217
Variation Margin Payable—Futures Contracts	647
Total Liabilities	65,119
Net Assets	17,703,986

At March 31, 2020, net assets consisted of:

Paid-in Capital	16,130,694
Total Distributable Earnings (Loss)	1,573,292
Net Assets	17,703,986

Net Assets
Applicable to 555,487,796 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,703,986
Net Asset Value Per Share	$31.87

See accompanying Notes, which are an integral part of the Financial Statements.

28

Target Retirement 2050 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	235,315
Other Income	10
Net Investment Income—Note B	235,325
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	16,059
Futures Contracts	(963)
Realized Net Gain (Loss)	15,096
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(3,024,734)
Futures Contracts	1,670
Change in Unrealized Appreciation (Depreciation)	(3,023,064)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,772,643)

See accompanying Notes, which are an integral part of the Financial Statements.

29

Target Retirement 2050 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	235,325	410,082
Realized Net Gain (Loss)	15,096	(5,175)
Change in Unrealized Appreciation (Depreciation)	(3,023,064)	41,890
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,772,643)	446,797
Distributions[1]
Total Distributions	(462,317)	(371,271)
Capital Share Transactions
Issued	2,948,537	4,866,735
Issued in Lieu of Cash Distributions	453,580	364,259
Redeemed	(1,933,635)	(2,640,064)
Net Increase (Decrease) from Capital Share Transactions	1,468,482	2,590,930
Total Increase (Decrease)	(1,766,478)	2,666,456
Net Assets
Beginning of Period	19,470,464	16,804,008
End of Period	17,703,986	19,470,464

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Target Retirement 2050 Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$37.63	$37.80	$35.07	$30.63	$27.95	$29.53
Investment Operations
Net Investment Income	.440 [1]	.851 [1]	.794 [1]	.727 [1]	.636	.623
Capital Gain Distributions Received	—	—	.001 [1]	.002 [1]	.003	.006
Net Realized and Unrealized Gain (Loss)
on Investments	(5.324)	(.204)	2.629	4.332	2.714	(1.609)
Total from Investment Operations	(4.884)	.647	3.424	5.061	3.353	(.980)
Distributions
Dividends from Net Investment Income	(.876)	(.789)	(.684)	(.587)	(.585)	(.596)
Distributions from Realized Capital Gains	—	(.028)	(.010)	(.034)	(.088)	(.004)
Total Distributions	(.876)	(.817)	(.694)	(.621)	(.673)	(.600)
Net Asset Value, End of Period	$31.87	$37.63	$37.80	$35.07	$30.63	$27.95

Total Return[2]	-13.45%	2.07%	9.84%	16.84%	12.14%	-3.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,704	$19,470	$16,804	$13,407	$9,634	$7,893
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.30%	2.36%	2.16%	2.24%	2.24%	2.11%
Portfolio Turnover Rate	5%	3%	7%	6%	12%	18%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Target Retirement 2050 Fund

Notes to Financial Statements

Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

32

Target Retirement 2050 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

33

Target Retirement 2050 Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	16,235,477
Gross Unrealized Appreciation	2,965,773
Gross Unrealized Depreciation	(1,459,894)
Net Unrealized Appreciation (Depreciation)	1,505,879

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2019, the fund had available capital losses totaling $6,196,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	77,898	135,480
Issued in Lieu of Cash Distributions	11,376	11,274
Redeemed	(51,196)	(73,930)
Net Increase (Decrease) in Shares Outstanding	38,078	72,824

34

Target Retirement 2050 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,			Proceeds		Realized				March 31,
	2019			from		Net	Change in		Capital Gain	2020
	Market	Purchases		Securities		Gain	Unrealized		Distributions	Market
	Value	at Cost		Sold		(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)		($000)		($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	14,171	NA	[1]	NA	[1]	(33)	(42)	93	—	41,087
Vanguard Total
Bond Market II
Index Fund	1,395,754	375,081		549,011		13,749	13,960	18,783	—	1,249,533
Vanguard Total
International Bond
Index Fund	584,131	85,295		118,793		(983)	(22,571)	16,776	—	527,079
Vanguard Total
International Stock
Index Fund	6,993,878	874,332		81,356		—	(1,405,533)	98,726	—	6,381,321
Vanguard Total
Stock Market
Index Fund	10,504,597	828,523		185,232		3,326	(1,610,548)	100,937	—	9,540,666
Total	19,492,531	2,163,231		934,392		16,059	(3,024,734)	235,315	—	17,739,686

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

35

Target Retirement 2055 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund
Investor Shares	53.8%
Vanguard Total International Stock Index
Fund Investor Shares	36.1
Vanguard Total Bond Market II Index
Fund Investor Shares	7.1
Vanguard Total International Bond Index
Fund Investor Shares	3.0

The table reflects the fund's investments, except for short-term investments and derivatives.

36

Target Retirement 2055 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (53.8%)
Vanguard Total Stock Market Index Fund Investor Shares	82,464,364	5,172,990

International Stock Fund (36.1%)
Vanguard Total International Stock Index Fund Investor Shares	257,416,120	3,469,969

U.S. Bond Fund (7.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	60,470,395	681,502

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Investor Shares	25,153,473	284,234
Total Investment Companies (Cost $9,801,315)		9,608,695
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $36,525)	365,271	36,483
Total Investments (100.3%) (Cost $9,837,840)		9,645,178
Other Assets and Liabilities—Net (-0.3%)[2]		(29,964)
Net Assets (100%)		9,615,214

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2	Cash of $3,080,000 has been segregated as initial margin for open futures contracts.

37

Target Retirement 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	326		41,886	2,459

See accompanying Notes, which are an integral part of the Financial Statements.

38

Target Retirement 2055 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Issuers (Cost $9,837,840)	9,645,178
Cash	280
Receivables for Accrued Income	1,781
Receivables for Capital Shares Issued	12,513
Cash Collateral Pledged—Futures Contracts	3,080
Total Assets	9,662,832
Liabilities
Payables for Investment Securities Purchased	5,889
Payables for Capital Shares Redeemed	41,053
Variation Margin Payable—Futures Contracts	676
Total Liabilities	47,618
Net Assets	9,615,214

At March 31, 2020, net assets consisted of:

Paid-in Capital	9,771,085
Total Distributable Earnings (Loss)	(155,871)
Net Assets	9,615,214

Net Assets
Applicable to 277,865,647 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,615,214
Net Asset Value Per Share	$34.60

See accompanying Notes, which are an integral part of the Financial Statements.

39

Target Retirement 2055 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	125,731
Other Income	5
Net Investment Income—Note B	125,736
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	5,144
Futures Contracts	(1,323)
Realized Net Gain (Loss)	3,821
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(1,644,956)
Futures Contracts	2,459
Change in Unrealized Appreciation (Depreciation)	(1,642,497)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,512,940)

See accompanying Notes, which are an integral part of the Financial Statements.

40

Target Retirement 2055 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	125,736	207,163
Realized Net Gain (Loss)	3,821	432
Change in Unrealized Appreciation (Depreciation)	(1,642,497)	55,011
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,512,940)	262,606
Distributions[1]
Total Distributions	(240,555)	(169,592)
Capital Share Transactions
Issued	2,015,513	3,278,128
Issued in Lieu of Cash Distributions	236,321	166,487
Redeemed	(1,085,162)	(1,346,248)
Net Increase (Decrease) from Capital Share Transactions	1,166,672	2,098,367
Total Increase (Decrease)	(586,823)	2,191,381
Net Assets
Beginning of Period	10,202,037	8,010,656
End of Period	9,615,214	10,202,037

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Target Retirement 2055 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$40.84	$40.95	$37.98	$33.15	$30.14	$31.80
Investment Operations
Net Investment Income	.479 [1]	.929 [1]	.868 [1]	.796 [1]	.642	.631
Capital Gain Distributions Received	—	—	.001[1]	.002[1]	.003	.005
Net Realized and Unrealized Gain (Loss) on Investments	(5.790)	(.209)	2.819	4.688	2.974	(1.736)
Total from Investment Operations	(5.311)	.720	3.688	5.486	3.619	(1.100)
Distributions
Dividends from Net Investment Income	(.929)	(.830)	(.718)	(.654)	(.593)	(.554)
Distributions from Realized Capital Gains	—	—	—	(.002)	(.016)	(.006)
Total Distributions	(.929)	(.830)	(.718)	(.656)	(.609)	(.560)
Net Asset Value, End of Period	$34.60	$40.84	$40.95	$37.98	$33.15	$30.14
Total Return[2]	-13.46%	2.09%	9.79%	16.86%	12.13%	-3.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,615	$10,202	$8,011	$5,600	$3,399	$2,279
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.31%	2.37%	2.18%	2.26%	2.27%	2.17%
Portfolio Turnover Rate	4%	3%	5%	5%	8%	18%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Target Retirement 2055 Fund

Notes to Financial Statements

Vanguard Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

43

Target Retirement 2055 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

44

Target Retirement 2055 Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	9,837,840
Gross Unrealized Appreciation	761,913
Gross Unrealized Depreciation	(952,116)
Net Unrealized Appreciation (Depreciation)	(190,203)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2019, the fund had available capital losses totaling $1,384,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	49,014	84,041
Issued in Lieu of Cash Distributions	5,459	4,747
Redeemed	(26,383)	(34,610)
Net Increase (Decrease) in Shares Outstanding	28,090	54,178

45

Target Retirement 2055 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,			Proceeds		Realized				March 31,
	2019			from		Net	Change in		Capital Gain	2020
	Market	Purchases		Securities		Gain	Unrealized		Distributions	Market
	Value	at Cost		Sold		(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)		($000)		($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	13,725	NA	[1]	NA	[1]	(11)	(41)	76	—	36,483
Vanguard Total
Bond ll Index Fund	731,996	226,280		291,718		5,048	9,896	10,028	—	681,502
Vanguard Total
International Bond
Index Fund	301,749	51,567		56,778		(767)	(11,537)	8,875	—	284,234
Vanguard Total
International Stock
Index Fund	3,658,733	623,314		43,828		—	(768,250)	52,618	—	3,469,969
Vanguard Total
Stock Market
Index Fund	5,503,625	626,034		82,519		874	(875,024)	54,134	—	5,172,990
Total	10,209,828	1,527,195		474,843		5,144	(1,644,956)	125,731	—	9,645,178

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

46

Target Retirement 2060 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund
Investor Shares	53.6%
Vanguard Total International Stock Index
Fund Investor Shares	36.4
Vanguard Total Bond Market II Index
Fund Investor Shares	7.0
Vanguard Total International Bond Index
Fund Investor Shares	3.0

The table reflects the fund's investments, except for short-term investments and derivatives.

47

Target Retirement 2060 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (53.5%)
Vanguard Total Stock Market Index Fund Investor Shares	37,143,090	2,329,986

International Stock Fund (36.4%)
Vanguard Total International Stock Index Fund Investor Shares	117,385,620	1,582,358

U.S. Bond Fund (7.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	27,196,751	306,507

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	11,596,531	131,041
Total Investment Companies (Cost $4,589,821)		4,349,892
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $20,397)	204,093	20,385
Total Investments (100.4%) (Cost $4,610,218)		4,370,277
Other Assets and Liabilities—Net (-0.4%)[2]		(18,003)
Net Assets (100%)		4,352,274

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2	Cash of $1,820,000 has been segregated as initial margin for open futures contracts.

48

Target Retirement 2060 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	151		19,401	1,534

See accompanying Notes, which are an integral part of the Financial Statements.

49

Target Retirement 2060 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $4,610,218)	4,370,277
Cash	52
Cash Collateral Pledged—Futures Contracts	1,820
Receivables for Accrued Income	798
Receivables for Capital Shares Issued	10,163
Total Assets	4,383,110
Liabilities
Payables for Investment Securities Purchased	26,772
Payables for Capital Shares Redeemed	3,698
Variation Margin Payable—Futures Contracts	366
Total Liabilities	30,836
Net Assets	4,352,274

At March 31, 2020, net assets consisted of:

Paid-in Capital	4,576,006
Total Distributable Earnings (Loss)	(223,732)
Net Assets	4,352,274

Net Assets
Applicable to 142,342,457 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,352,274
Net Asset Value Per Share	$30.58

See accompanying Notes, which are an integral part of the Financial Statements.

50

Target Retirement 2060 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	55,048
Other Income	2
Net Investment Income—Note B	55,050
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	1,718
Futures Contracts	(780)
Realized Net Gain (Loss)	938
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(743,278)
Futures Contracts	1,534
Change in Unrealized Appreciation (Depreciation)	(741,744)
Net Increase (Decrease) in Net Assets Resulting from Operations	(685,756)

See accompanying Notes, which are an integral part of the Financial Statements.

51

Target Retirement 2060 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,050	86,239
Realized Net Gain (Loss)	938	(656)
Change in Unrealized Appreciation (Depreciation)	(741,744)	29,171
Net Increase (Decrease) in Net Assets Resulting from Operations	(685,756)	114,754
Distributions[1]
Total Distributions	(102,334)	(68,127)
Capital Share Transactions
Issued	1,177,994	1,629,071
Issued in Lieu of Cash Distributions	99,595	66,263
Redeemed	(495,936)	(622,889)
Net Increase (Decrease) from Capital Share Transactions	781,653	1,072,445
Total Increase (Decrease)	(6,437)	1,119,072
Net Assets
Beginning of Period	4,358,711	3,239,639
End of Period	4,352,274	4,358,711

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Target Retirement 2060 Fund

Financial Highlights

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$36.07	$36.16	$33.51	$29.25	$26.58	$28.03
Investment Operations
Net Investment Income	.424[1]	.822[1]	.768[1]	.708[1]	.555	.54	0
Capital Gain Distributions Received	—	—	—	.002[1]	.003	.00	4
Net Realized and Unrealized Gain (Loss) on Investments	(5.110)	(.192)	2.495	4.126	2.635	(1.52	3)
Total from Investment Operations	(4.686)	.630	3.263	4.836	3.193	(.97	9)
Distributions
Dividends from Net Investment Income	(.804)	(.717)	(.613)	(.574)	(.503)	(.46	4)
Distributions from Realized Capital Gains	—	(.003)	—	(.002)	(.020)	(.00	7)
Total Distributions	(.804)	(.720)	(.613)	(.576)	(.523)	(.47	1)
Net Asset Value, End of Period	$30.58	$36.07	$36.16	$33.51	$29.25	$26.58

Total Return[2]	-13.44%	2.07%	9.81%	16.84%	12.13%	-3.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,352	$4,359	$3,240	$2,081	$1,143	$733
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.31%	2.37%	2.19%	2.28%	2.28%	2.19%
Portfolio Turnover Rate	4%	2%	3%	4%	6%	21%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Target Retirement 2060 Fund

Notes to Financial Statements

Vanguard Target Retirement 2060 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2.  Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

54

Target Retirement 2060 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

55

Target Retirement 2060 Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,610,218
Gross Unrealized Appreciation	242,734
Gross Unrealized Depreciation	(481,141)
Net Unrealized Appreciation (Depreciation)	(238,407)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2019, the fund had available capital losses totaling $656,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	32,625	47,218
Issued in Lieu of Cash Distributions	2,603	2,140
Redeemed	(13,712)	(18,120)
Net Increase (Decrease) in Shares Outstanding	21,516	31,238

56

Target Retirement 2060 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	6,033	NA1	NA1	(11)	(12)	37	—	20,385
Vanguard Total
Bond Market II
Index Fund	312,722	114,637	127,529	2,000	4,677	4,386	—	306,507
Vanguard Total
International Bond
Index Fund	127,829	29,593	20,935	(432)	(5,014)	3,837	—	131,041
Vanguard Total
International Stock
Index Fund	1,561,857	378,217	10,564	—	(347,152)	22,925	—	1,582,358
Vanguard Total
Stock Market
Index Fund	2,355,656	382,864	12,918	161	(395,777)	23,863	—	2,329,986
Total	4,364,097	905,311	171,946	1,718	(743,278)	55,048	—	4,370,277

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

57

Target Retirement 2065 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund
Investor Shares	53.7%
Vanguard Total International Stock Index
Fund Investor Shares	36.3
Vanguard Total Bond Market II Index
Fund Investor Shares	7.0
Vanguard Total International Bond Index
Fund Investor Shares	3.0

The table reflects the fund's investments, except for short-term investments and derivatives.

58

Target Retirement 2065 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.6%)
U.S. Stock Fund (54.0%)
Vanguard Total Stock Market Index Fund Investor Shares	4,722,697	296,255

International Stock Fund (36.5%)
Vanguard Total International Stock Index Fund Investor Shares	14,828,090	199,883

U.S. Bond Fund (7.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	3,434,349	38,705

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	1,464,747	16,552
Total Investment Companies (Cost $631,003)		551,395
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $2)	23	2
Total Investments (100.6%) (Cost $631,005)		551,397
Other Assets and Liabilities—Net (-0.6%)[2]		(3,093)
Net Assets (100%)		548,304

Cost rounded to $000.

• See Note A in Notes to Financial Statements.

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

2	Cash of $50,000 has been segregated as initial margin for open futures contracts.

59

Target Retirement 2065 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	4		514	(23)

See accompanying Notes, which are an integral part of the Financial Statements.

60

Target Retirement 2065 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $631,005)	551,397
Cash Collateral Pledged—Futures Contracts	50
Receivables for Accrued Income	97
Receivables for Capital Shares Issued	2,766
Total Assets	554,310
Liabilities
Due to Custodian	694
Payables for Investment Securities Purchased	3,890
Payables for Capital Shares Redeemed	1,413
Variation Margin Payable—Futures Contracts	9
Total Liabilities	6,006
Net Assets	548,304

At March 31, 2020, net assets consisted of:

Paid-in Capital	626,174
Total Distributable Earnings (Loss)	(77,870)
Net Assets	548,304

Net Assets
Applicable to 28,467,270 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	548,304
Net Asset Value Per Share	$19.26

See accompanying Notes, which are an integral part of the Financial Statements.

61

Target Retirement 2065 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	6,067
Other Income	6
Net Investment Income—Note B	6,073
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	78
Futures Contracts	(116)
Realized Net Gain (Loss)	(38)
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(91,783)
Futures Contracts	(23)
Change in Unrealized Appreciation (Depreciation)	(91,806)
Net Increase (Decrease) in Net Assets Resulting from Operations	(85,771)

See accompanying Notes, which are an integral part of the Financial Statements.

62

Target Retirement 2065 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,073	7,243
Realized Net Gain (Loss)	(38)	—
Change in Unrealized Appreciation (Depreciation)	(91,806)	7,079
Net Increase (Decrease) in Net Assets Resulting from Operations	(85,771)	14,322
Distributions[1]
Total Distributions	(9,765)	(3,976)
Capital Share Transactions
Issued	306,589	295,477
Issued in Lieu of Cash Distributions	9,419	3,802
Redeemed	(92,221)	(91,083)
Net Increase (Decrease) from Capital Share Transactions	223,787	208,196
Total Increase (Decrease)	128,251	218,542
Net Assets
Beginning of Period	420,053	201,511
End of Period	548,304	420,053

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Target Retirement 2065 Fund

Financial Highlights

	Six Months			July 12,
	Ended	Year Ended		2017[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$22.69	$22.64	$20.79	$20.00
Investment Operations
Net Investment Income[2]	.273	.529	.524	.150
Capital Gain Distributions Received[2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(3.246)	(.116)	1.496	.640
Total from Investment Operations	(2.973)	.413	2.020	.790
Distributions
Dividends from Net Investment Income	(.457)	(.363)	(.170)	—
Distributions from Realized Capital Gains	—	.000 [3]	—	—
Total Distributions	(.457)	(.363)	(.170)	—
Net Asset Value, End of Period	$19.26	$22.69	$22.64	$20.79

Total Return[4]	-13.51%	2.09%	9.75%	3.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$548	$420	$202	$19
Ratio of Total Expenses to Average Net Assets	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	.15%[5]
Ratio of Net Investment Income to Average Net Assets	2.37%	2.42%	2.37%	3.30%[5]
Portfolio Turnover Rate	2%	2%	1%	29%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Distribution was less than $.001 per share.

4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

5	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Target Retirement 2065 Fund

Notes to Financial Statements

Vanguard Target Retirement 2065 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2.  Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

65

Target Retirement 2065 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

66

Target Retirement 2065 Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	631,005
Gross Unrealized Appreciation	5,065
Gross Unrealized Depreciation	(84,696)
Net Unrealized Appreciation (Depreciation)	(79,631)

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	13,702	13,620
Issued in Lieu of Cash Distributions	391	195
Redeemed	(4,136)	(4,206)
Net Increase (Decrease) in Shares Outstanding	9,957	9,609

67

Target Retirement 2065 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	351	NA1	NA1	(1)	—	7	—	2
Vanguard Total
Bond Market II
Index Fund	29,564	17,701	9,339	107	672	464	—	38,705
Vanguard Total
International Bond
Index Fund	12,616	7,391	2,866	(28)	(561)	421	—	16,552
Vanguard Total
International Stock
Index Fund	150,631	92,067	445	—	(42,370)	2,468	—	199,883
Vanguard Total
Stock Market
Index Fund	227,011	118,768	—	—	(49,524)	2,707	—	296,255
Total	420,173	235,927	12,650	78	(91,783)	6,067	—	551,397

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

68

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the funds’ acquired fund fees and expenses were well below the average expense ratios charged by funds in their respective peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

69

The benefit of economies of scale

The board concluded that Vanguard’s arrangements with the Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

70

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 Fund, and Target Retirement 2065 Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3082B 052020

Semiannual Report | March 31, 2020

Vanguard Institutional Target Retirement Funds

Vanguard Institutional Target Retirement Income Fund

Vanguard Institutional Target Retirement 2015 Fund

Vanguard Institutional Target Retirement 2020 Fund

Vanguard Institutional Target Retirement 2025 Fund

Vanguard Institutional Target Retirement 2030 Fund

Vanguard Institutional Target Retirement 2035 Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Institutional Target Retirement Income Fund	3

Institutional Target Retirement 2015 Fund	14

Institutional Target Retirement 2020 Fund	25

Institutional Target Retirement 2025 Fund	36

Institutional Target Retirement 2030 Fund	47

Institutional Target Retirement 2035 Fund	58

Trustees Approve Advisory Arrangements	69

Liquidity Risk Management	71

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Institutional Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Institutional Target Retirement Fund.

The accompanying table illustrates your fund’s costs in two ways:

●    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

●    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2019	3/31/2020	Period
Based on Actual Fund Return
Institutional Target Retirement Income Fund	$1,000.00	$966.27	$0.44
Institutional Target Retirement 2015 Fund	$1,000.00	$956.37	$0.44
Institutional Target Retirement 2020 Fund	$1,000.00	$932.51	$0.43
Institutional Target Retirement 2025 Fund	$1,000.00	$916.33	$0.43
Institutional Target Retirement 2030 Fund	$1,000.00	$903.58	$0.43
Institutional Target Retirement 2035 Fund	$1,000.00	$890.71	$0.43
Based on Hypothetical 5% Yearly Return
Institutional Target Retirement Income Fund	$1,000.00	$1,024.55	$0.46
Institutional Target Retirement 2015 Fund	$1,000.00	$1,024.55	$0.46
Institutional Target Retirement 2020 Fund	$1,000.00	$1,024.55	$0.46
Institutional Target Retirement 2025 Fund	$1,000.00	$1,024.55	$0.46
Institutional Target Retirement 2030 Fund	$1,000.00	$1,024.55	$0.46
Institutional Target Retirement 2035 Fund	$1,000.00	$1,024.55	$0.46

The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.09%, 0.09%, 0.09%, 0.09%, 0.09%, and 0.09%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense figures for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Institutional Target Retirement Income Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Bond Market II Index Fund Investor Shares	37.5%
Vanguard Total Stock Market Index Fund Institutional Shares	17.9
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	16.5
Vanguard Total International Bond Index Fund Admiral Shares	15.8
Vanguard Total International Stock Index Fund Investor Shares	12.3

The table reflects the fund's investments, except for short-term investments and derivatives.

Institutional Target Retirement Income Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (17.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	17,568,088	1,102,573

International Stock Fund (12.2%)
Vanguard Total International Stock Index Fund Investor Shares	56,073,467	755,871

U.S. Bond Funds (53.9%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	205,257,728	2,313,254
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	41,513,004	1,017,484
		3,330,738

International Bond Fund (15.8%)
Vanguard Total International Bond Index Fund Admiral Shares	43,167,207	975,579
Total Investment Companies (Cost $5,935,805)		6,164,761
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $1,440)	14,406	1,439
Total Investments (99.8%) (Cost $5,937,245)		6,166,200
Other Assets and Liabilities—Net (0.2%)[2]		9,268
Net Assets (100%)		6,175,468

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2	Cash of $603,000 has been segregated as initial margin for open futures contracts.

Institutional Target Retirement Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	50	6,424	487

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement Income Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $5,937,245)	6,166,200
Cash Collateral Pledged—Futures Contracts	603
Receivables for Investment Securities Sold	11,559
Receivables for Accrued Income	5,807
Receivables for Capital Shares Issued	6,128
Total Assets	6,190,297
Liabilities
Payables for Investment Securities Purchased	5,807
Payables for Capital Shares Redeemed	8,918
Variation Margin Payable—Futures Contracts	104
Total Liabilities	14,829
Net Assets	6,175,468

At March 31, 2020, net assets consisted of:

Paid-in Capital	5,933,614
Total Distributable Earnings (Loss)	241,854
Net Assets	6,175,468

Net Assets
Applicable to 291,092,674 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,175,468
Net Asset Value Per Share	$21.21

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement Income Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	88,574
Other Income	2
Net Investment Income—Note B	88,576
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	12,599
Futures Contracts	273
Realized Net Gain (Loss)	12,872
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(326,594)
Futures Contracts	487
Change in Unrealized Appreciation (Depreciation)	(326,107)
Net Increase (Decrease) in Net Assets Resulting from Operations	(224,659)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	88,576	152,437
Realized Net Gain (Loss)	12,872	3,112
Change in Unrealized Appreciation (Depreciation)	(326,107)	247,509
Net Increase (Decrease) in Net Assets Resulting from Operations	(224,659)	403,058
Distributions[1]
Total Distributions	(92,248)	(162,258)
Capital Share Transactions
Issued	738,962	1,303,756
Issued in Lieu of Cash Distributions	91,652	161,167
Redeemed	(680,117)	(1,024,418)
Net Increase (Decrease) from Capital Share Transactions	150,497	440,505
Total Increase (Decrease)	(166,410)	681,305
Net Assets
Beginning of Period	6,341,878	5,660,573
End of Period	6,175,468	6,341,878

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement Income Fund

Financial Highlights

	Six Months					June 26,
	Ended	Year Ended September 30,				2015[1] to
For a Share Outstanding	March 31,					Sept. 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$22.27	$21.45	$21.27	$20.60	$19.46	$20.00
Investment Operations
Net Investment Income	.308[2]	.552[2]	.537[2]	.404[2]	.341	.111[2]
Capital Gain Distributions Received	—	—	.002[2]	.006[2]	.010	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.045)	.860	.167	.667	1.127	(.599)
Total from Investment Operations	(.737)	1.412	.706	1.077	1.478	(.488)
Distributions
Dividends from Net Investment Income	(.312)	(.569)	(.522)	(.398)	(.337)	(.052)
Distributions from Realized Capital Gains	(.011)	(.023)	(.004)	(.009)	(.001)	—
Total Distributions	(.323)	(.592)	(.526)	(.407)	(.338)	(.052)
Net Asset Value, End of Period	$21.21	$22.27	$21.45	$21.27	$20.60	$19.46

Total Return	-3.37%	6.73%	3.34%	5.30%	7.66%	-2.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,175	$6,342	$5,661	$5,039	$2,031	$843
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.74%	2.56%	2.50%	1.94%	1.83%	1.99%[3]
Portfolio Turnover Rate	13%	12%	13%	7%	7%	1%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement Income Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Institutional Target Retirement Income Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Target Retirement Income Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,937,245
Gross Unrealized Appreciation	344,307
Gross Unrealized Depreciation	(114,865)
Net Unrealized Appreciation (Depreciation)	229,442

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	32,896	60,874
Issued in Lieu of Cash Distributions	4,118	7,555
Redeemed	(30,631)	(47,640)
Net Increase (Decrease) in Shares Outstanding	6,383	20,789

Institutional Target Retirement Income Fund

At March 31, 2020, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	3,648	NA1	NA1	(21)	(1)	27	—	1,439
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,059,539	74,834	111,857	(1,871)	(3,161)	7,701	—	1,017,484
Vanguard Total Bond Market II Index Fund	2,366,497	296,870	395,589	8,353	37,123	30,903	—	2,313,254
Vanguard Total International Bond Index Fund	1,011,957	99,763	98,483	1,157	(38,815)	27,579	—	975,579
Vanguard Total International Stock Index Fund	760,495	188,795	47,230	(3,640)	(142,549)	10,362	—	755,871
Vanguard Total Stock Market Index Fund	1,144,972	326,875	198,704	8,621	(179,191)	12,002	—	1,102,573
Total	6,347,108	987,137	851,863	12,599	(326,594)	88,574	—	6,166,200

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2015 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Bond Market II Index Fund Investor Shares	35.1%
Vanguard Total Stock Market Index Fund Institutional Shares	21.7
Vanguard Total International Bond Index Fund Admiral Shares	15.0
Vanguard Total International Stock Index Fund Investor Shares	14.6
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	13.6

The table reflects the fund's investments, except for short-term investments and derivatives.

Institutional Target Retirement 2015 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (21.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	28,120,244	1,764,827

International Stock Fund (14.5%)
Vanguard Total International Stock Index Fund Investor Shares	87,837,479	1,184,049

U.S. Bond Funds (48.6%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	252,970,256	2,850,975
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	45,094,236	1,105,259
		3,956,234

International Bond Fund (15.0%)
Vanguard Total International Bond Index Fund Admiral Shares	54,084,919	1,222,319
Total Investment Companies (Cost $7,728,285)		8,127,429
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $9,525)	95,310	9,520
Total Investments (99.9%) (Cost $7,737,810)		8,136,949
Other Assets and Liabilities—Net (0.1%)[2]		4,834
Net Assets (100%)		8,141,783

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2	Cash of $990,000 has been segregated as initial margin for open futures contracts.

Institutional Target Retirement 2015 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	82	10,536	798

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2015 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $7,737,810)	8,136,949
Cash Collateral Pledged—Futures Contracts	990
Receivables for Investment Securities Sold	41,814
Receivables for Accrued Income	7,151
Receivables for Capital Shares Issued	7,032
Total Assets	8,193,936
Liabilities
Payables for Investment Securities Purchased	36,761
Payables for Capital Shares Redeemed	15,222
Variation Margin Payable—Futures Contracts	170
Total Liabilities	52,153
Net Assets	8,141,783

At March 31, 2020, net assets consisted of:

Paid-in Capital	7,661,536
Total Distributable Earnings (Loss)	480,247
Net Assets	8,141,783

Net Assets
Applicable to 382,366,109 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,141,783
Net Asset Value Per Share	$21.29

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2015 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	118,843
Other Income	6
Net Investment Income—Note B	118,849
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	69,998
Futures Contracts	(2)
Realized Net Gain (Loss)	69,996
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(572,114)
Futures Contracts	798
Change in Unrealized Appreciation (Depreciation)	(571,316)
Net Increase (Decrease) in Net Assets Resulting from Operations	(382,471)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2015 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	118,849	214,324
Realized Net Gain (Loss)	69,996	34,124
Change in Unrealized Appreciation (Depreciation)	(571,316)	268,085
Net Increase (Decrease) in Net Assets Resulting from Operations	(382,471)	516,533
Distributions[1]
Total Distributions	(269,259)	(260,266)
Capital Share Transactions
Issued	855,798	1,475,692
Issued in Lieu of Cash Distributions	267,767	258,627
Redeemed	(1,055,484)	(1,511,326)
Net Increase (Decrease) from Capital Share Transactions	68,081	222,993
Total Increase (Decrease)	(583,649)	479,260
Net Assets
Beginning of Period	8,725,432	8,246,172
End of Period	8,141,783	8,725,432

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2015 Fund

Financial Highlights

	Six Months					June 26,
	Ended		Year Ended September 30,			2015[1] to
For a Share Outstanding	March 31,					Sept. 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$22.96	$22.39	$21.87	$20.64	$19.06	$20.00
Investment Operations
Net Investment Income	.312[2]	.561[2]	.536[2]	.433[2]	.345	.124[2]
Capital Gain Distributions Received	—	—	.002[2]	.006[2]	.008	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.259)	.716	.459	1.182	1.380	(1.064)
Total from Investment Operations	(.947)	1.277	.997	1.621	1.733	(.940)
Distributions
Dividends from Net Investment Income	(.579)	(.537)	(.449)	(.381)	(.152)	—
Distributions from Realized Capital Gains	(.144)	(.170)	(.028)	(.010)	(.001)	—
Total Distributions	(.723)	(.707)	(.477)	(.391)	(.153)	—
Net Asset Value, End of Period	$21.29	$22.96	$22.39	$21.87	$20.64	$19.06

Total Return	-4.36%	6.08%	4.60%	8.02%	9.14%	-4.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,142	$8,725	$8,246	$7,614	$6,023	$2,790
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.72%	2.55%	2.42%	2.07%	2.04%	2.21%[3]
Portfolio Turnover Rate	16%	16%	15%	10%	10%	1%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2015 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Institutional Target Retirement 2015 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Target Retirement 2015 Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,737,810
Gross Unrealized Appreciation	543,796
Gross Unrealized Depreciation	(143,859)
Net Unrealized Appreciation (Depreciation)	399,937

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	37,276	67,681
Issued in Lieu of Cash Distributions	11,627	12,579
Redeemed	(46,520)	(68,538)
Net Increase (Decrease) in Shares Outstanding	2,383	11,722

Institutional Target Retirement 2015 Fund

At March 31, 2020, one shareholder was the record or beneficial owner of 33% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,347	NA1	NA1	(7)	(5)	25	—	9,520
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,164,292	107,063	160,403	(2,535)	(3,158)	8,516	—	1,105,259
Vanguard Total Bond Market II Index Fund	3,016,657	410,508	634,262	13,973	44,099	38,771	—	2,850,975
Vanguard Total International Bond Index Fund	1,287,116	148,827	166,776	3,003	(49,851)	34,369	—	1,222,319
Vanguard Total International Stock Index Fund	1,301,255	261,175	144,059	(5,382)	(228,940)	17,413	—	1,184,049
Vanguard Total Stock Market Index Fund	1,956,012	484,929	402,801	60,946	(334,259)	19,749	—	1,764,827
Total	8,726,679	1,412,502	1,508,301	69,998	(572,114)	118,843	—	8,136,949

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2020 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund Institutional Shares	30.1%
Vanguard Total Bond Market II Index Fund Investor Shares	29.5
Vanguard Total International Stock Index Fund Investor Shares	20.3
Vanguard Total International Bond Index Fund Admiral Shares	12.6
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	7.5

The table reflects the fund's investments, except for short-term investments and derivatives.

Institutional Target Retirement 2020 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (30.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	105,989,121	6,651,877

International Stock Fund (20.3%)
Vanguard Total International Stock Index Fund Investor Shares	332,541,100	4,482,654

U.S. Bond Funds (37.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	578,655,619	6,521,449
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	67,378,319	1,651,443
		8,172,892

International Bond Fund (12.6%)
Vanguard Total International Bond Index Fund Admiral Shares	123,177,036	2,783,801
Total Investment Companies (Cost $21,247,061)		22,091,224
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $9,839)	98,432	9,831
Total Investments (100.0%) (Cost $21,256,900)		22,101,055
Other Assets and Liabilities—Net (0.0%)[2]		(1,296)
Net Assets (100%)		22,099,759

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2	Cash of $1,610,000 has been segregated as initial margin for open futures contracts.

Institutional Target Retirement 2020 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	134	17,217	381

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2020 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $21,256,900)	22,101,055
Cash Collateral Pledged—Futures Contracts	1,610
Receivables for Investment Securities Sold	106,552
Receivables for Accrued Income	16,475
Receivables for Capital Shares Issued	11,422
Total Assets	22,237,114
Liabilities
Payables for Investment Securities Purchased	81,474
Payables for Capital Shares Redeemed	55,603
Variation Margin Payable—Futures Contracts	278
Total Liabilities	137,355
Net Assets	22,099,759

At March 31, 2020, net assets consisted of:

Paid-in Capital	21,124,412
Total Distributable Earnings (Loss)	975,347
Net Assets	22,099,759

Net Assets
Applicable to 1,026,815,357 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,099,759
Net Asset Value Per Share	$21.52

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2020 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	327,948
Other Income	20
Net Investment Income—Note B	327,968
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	56,289
Futures Contracts	(842)
Realized Net Gain (Loss)	55,447
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(2,045,237)
Futures Contracts	381
Change in Unrealized Appreciation (Depreciation)	(2,044,856)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,661,441)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2020 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	327,968	579,085
Realized Net Gain (Loss)	55,447	32,952
Change in Unrealized Appreciation (Depreciation)	(2,044,856)	669,129
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,661,441)	1,281,166
Distributions[1]
Total Distributions	(644,846)	(530,177)
Capital Share Transactions
Issued	2,353,617	4,175,722
Issued in Lieu of Cash Distributions	640,431	525,289
Redeemed	(2,716,186)	(3,162,786)
Net Increase (Decrease) from Capital Share Transactions	277,862	1,538,225
Total Increase (Decrease)	(2,028,425)	2,289,214
Net Assets
Beginning of Period	24,128,184	21,838,970
End of Period	22,099,759	24,128,184

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2020 Fund

Financial Highlights

	Six Months					June 26,
	Ended					2015[1] to
For a Share Outstanding	March 31,		Year Ended September 30,			Sept. 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.69	$23.08	$22.23	$20.58	$18.84	$20.00
Investment Operations
Net Investment Income[2]	.320	.575	.532	.464	.444	.138
Capital Gain Distributions Received[2]	—	—	.001	.005	.007	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.849)	.585	.773	1.582	1.453	(1.298)
Total from Investment Operations	(1.529)	1.160	1.306	2.051	1.904	(1.160)
Distributions
Dividends from Net Investment Income	(.597)	(.531)	(.448)	(.391)	(.162)	—
Distributions from Realized Capital Gains	(.044)	(.019)	(.008)	(.010)	(.002)	—
Total Distributions	(.641)	(.550)	(.456)	(.401)	(.164)	—
Net Asset Value, End of Period	$21.52	$23.69	$23.08	$22.23	$20.58	$18.84

Total Return	-6.75%	5.34%	5.92%	10.17%	10.16%	-5.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,100	$24,128	$21,839	$17,587	$11,613	$4,835
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.69%	2.54%	2.35%	2.20%	2.25%	2.48%[3]
Portfolio Turnover Rate	17%	13%	8%	6%	5%	2%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2020 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Institutional Target Retirement 2020 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Target Retirement 2020 Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	21,256,900
Gross Unrealized Appreciation	1,515,242
Gross Unrealized Depreciation	(670,706)
Net Unrealized Appreciation (Depreciation)	844,536

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	98,300	186,336
Issued in Lieu of Cash Distributions	26,519	25,097
Redeemed	(116,634)	(139,093)
Net Increase (Decrease) in Shares Outstanding	8,185	72,340

Institutional Target Retirement 2020 Fund

At March 31, 2020, one shareholder was the record or beneficial owner of 38% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	7,341	NA1	NA1	(26)	(8)	21	—	9,831
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,631,586	351,534	322,355	(4,664)	(4,658)	12,610	—	1,651,443
Vanguard Total Bond Market II Index Fund	7,038,855	1,254,291	1,915,979	47,366	96,916	91,725	—	6,521,449
Vanguard Total International Bond Index Fund	3,076,071	347,831	530,327	10,703	(120,477)	82,139	—	2,783,801
Vanguard Total International Stock Index Fund	4,963,136	788,137	337,594	(42,220)	(888,805)	66,607	—	4,482,654
Vanguard Total Stock Market Index Fund	7,443,414	1,429,776	1,138,238	45,130	(1,128,205)	74,846	—	6,651,877
Total	24,160,403	4,171,569	4,244,493	56,289	(2,045,237)	327,948	—	22,101,055

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2025 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund Institutional Shares	36.0%
Vanguard Total Bond Market II Index Fund Investor Shares	27.8
Vanguard Total International Stock Index Fund Investor Shares	24.4
Vanguard Total International Bond Index Fund Admiral Shares	11.8

The table reflects the fund's investments, except for short-term investments and derivatives.

Institutional Target Retirement 2025 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (36.0%)
Vanguard Total Stock Market Index Fund Institutional Shares	179,783,937	11,283,240

International Stock Fund (24.3%)
Vanguard Total International Stock Index Fund Investor Shares	565,444,313	7,622,189

U.S. Bond Fund (27.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	773,193,927	8,713,896

International Bond Fund (11.8%)
Vanguard Total International Bond Index Fund Admiral Shares	162,716,940	3,677,403
Total Investment Companies (Cost $30,731,896)		31,296,728
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $19,183)	191,953	19,172
Total Investments (100.0%) (Cost $30,751,079)		31,315,900
Other Assets and Liabilities—Net (0.0%)[2]		(5,929)
Net Assets (100%)		31,309,971

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2	Cash of $2,821,000 has been segregated as initial margin for open futures contracts.

Institutional Target Retirement 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	235	30,194	1,826

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2025 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $30,751,079)	31,315,900
Cash Collateral Pledged—Futures Contracts	2,821
Receivables for Investment Securities Sold	106,535
Receivables for Accrued Income	22,158
Receivables for Capital Shares Issued	22,721
Total Assets	31,470,135
Liabilities
Payables for Investment Securities Purchased	77,158
Payables for Capital Shares Redeemed	82,518
Variation Margin Payable—Futures Contracts	488
Total Liabilities	160,164
Net Assets	31,309,971

At March 31, 2020, net assets consisted of:

Paid-in Capital	30,613,597
Total Distributable Earnings (Loss)	696,374
Net Assets	31,309,971

Net Assets
Applicable to 1,454,402,183 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,309,971
Net Asset Value Per Share	$21.53

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2025 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	467,789
Other Income	34
Net Investment Income—Note B	467,823
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	3,737
Futures Contracts	(4,241)
Realized Net Gain (Loss)	(504)
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(3,484,284)
Futures Contracts	1,826
Change in Unrealized Appreciation (Depreciation)	(3,482,458)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,015,139)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2025 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	467,823	767,992
Realized Net Gain (Loss)	(504)	7,412
Change in Unrealized Appreciation (Depreciation)	(3,482,458)	864,318
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,015,139)	1,639,722
Distributions[1]
Total Distributions	(842,721)	(660,179)
Capital Share Transactions
Issued	3,985,855	6,425,739
Issued in Lieu of Cash Distributions	837,029	653,036
Redeemed	(2,989,585)	(2,782,280)
Net Increase (Decrease) from Capital Share Transactions	1,833,299	4,296,495
Total Increase (Decrease)	(2,024,561)	5,276,038
Net Assets
Beginning of Period	33,334,532	28,058,494
End of Period	31,309,971	33,334,532

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2025 Fund

Financial Highlights

Six Months						June 26,
	Ended		Year Ended September 30,			2015[1] to
For a Share Outstanding	March 31,					Sept. 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.07	$23.53	$22.46	$20.48	$18.65	$20.00
Investment Operations
Net Investment Income[2]	.329	.585	.528	.480	.452	.140
Capital Gain Distributions Received[2]	—	—	.001	.005	.006	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.263)	.494	.997	1.895	1.538	(1.490)
Total from Investment Operations	(1.934)	1.079	1.526	2.380	1.996	(1.350)
Distributions
Dividends from Net Investment Income	(.599)	(.527)	(.452)	(.392)	(.165)	—
Distributions from Realized Capital Gains	(.007)	(.012)	(.004)	(.008)	(.001)	—
Total Distributions	(.606)	(.539)	(.456)	(.400)	(.166)	—
Net Asset Value, End of Period	$21.53	$24.07	$23.53	$22.46	$20.48	$18.65

Total Return	-8.37%	4.91%	6.85%	11.85%	10.76%	-6.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,310	$33,335	$28,058	$21,610	$13,626	$5,362
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.72%	2.54%	2.29%	2.27%	2.30%	2.52%[3]
Portfolio Turnover Rate	15%	9%	9%	4%	4%	1%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2025 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Institutional Target Retirement 2025 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Target Retirement 2025 Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	30,751,079
Gross Unrealized Appreciation	2,027,355
Gross Unrealized Depreciation	(1,460,708)
Net Unrealized Appreciation (Depreciation)	566,647

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	162,717	281,963
Issued in Lieu of Cash Distributions	33,765	31,008
Redeemed	(127,082)	(120,506)
Net Increase (Decrease) in Shares Outstanding	69,400	192,465

Institutional Target Retirement 2025 Fund

At March 31, 2020, one shareholder was the record or beneficial owner of 34% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Current Period Transactions
Sept. 30,	Proceeds	Realized		March 31,

	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	10,018	NA1	NA1	(49)	(11)	85	—	19,172
Vanguard Total Bond Market II Index Fund	9,075,032	2,447,182	3,000,863	57,794	134,751	122,722	—	8,713,896
Vanguard Total International Bond Index Fund	3,909,420	587,166	675,911	3,765	(147,037)	108,103	—	3,677,403
Vanguard Total International Stock Index Fund	8,132,250	1,427,968	312,444	(39,832)	(1,585,753)	111,488	—	7,622,189
Vanguard Total Stock Market Index Fund	12,222,096	2,069,785	1,104,466	(17,941)	(1,886,234)	125,391	—	11,283,240
Total	33,348,816	6,532,101	5,093,684	3,737	(3,484,284)	467,789	—	31,315,900

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2030 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund Institutional Shares	40.5%
Vanguard Total International Stock Index Fund Investor Shares	27.4
Vanguard Total Bond Market II Index Fund Investor Shares	22.6
Vanguard Total International Bond Index Fund Admiral Shares	9.5

The table reflects the fund's investments, except for short-term investments and derivatives.

Institutional Target Retirement 2030 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (40.5%)
Vanguard Total Stock Market Index Fund Institutional Shares	191,383,174	12,011,208

International Stock Fund (27.4%)
Vanguard Total International Stock Index Fund Investor Shares	601,209,015	8,104,298

U.S. Bond Fund (22.6%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	594,672,956	6,701,964

International Bond Fund (9.5%)
Vanguard Total International Bond Index Fund Admiral Shares	123,923,504	2,800,671
Total Investment Companies (Cost $29,505,644)		29,618,141
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $9,117)	91,223	9,111
Total Investments (100.0%) (Cost $29,514,761)		29,627,252
Other Assets and Liabilities—Net (0.0%)[2]		4,599
Net Assets (100%)		29,631,851

Cost rounded to $000.

• See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard

 Market Liquidity Fund is the 7-day yield.

2 Cash of $3,301,000 has been segregated as initial margin for open futures contracts.

Institutional Target Retirement 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	275	35,333	2,680

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2030 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $29,514,761)	29,627,252
Cash Collateral Pledged—Futures Contracts	3,301
Receivables for Investment Securities Sold	79,280
Receivables for Accrued Income	16,986
Receivables for Capital Shares Issued	30,265
Total Assets	29,757,084
Liabilities
Payables for Investment Securities Purchased	55,419
Payables for Capital Shares Redeemed	69,243
Variation Margin Payable—Futures Contracts	571
Total Liabilities	125,233
Net Assets	29,631,851

At March 31, 2020, net assets consisted of:

Paid-in Capital	29,416,940
Total Distributable Earnings (Loss)	214,911
Net Assets	29,631,851

Net Assets
Applicable to 1,383,842,883 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,631,851
Net Asset Value Per Share	$21.41

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2030 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	428,432
Other Income	32
Net Investment Income—Note B	428,464
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(14,044)
Futures Contracts	(5,827)
Realized Net Gain (Loss)	(19,871)
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(3,734,113)
Futures Contracts	2,680
Change in Unrealized Appreciation (Depreciation)	(3,731,433)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,322,840)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2030 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	428,464	704,886
Realized Net Gain (Loss)	(19,871)	6,284
Change in Unrealized Appreciation (Depreciation)	(3,731,433)	663,899
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,322,840)	1,375,069
Distributions[1]
Total Distributions	(793,596)	(597,892)
Capital Share Transactions
Issued	4,140,631	6,417,870
Issued in Lieu of Cash Distributions	786,523	590,618
Redeemed	(2,418,528)	(2,365,021)
Net Increase (Decrease) from Capital Share Transactions	2,508,626	4,643,467
Total Increase (Decrease)	(1,607,810)	5,420,644
Net Assets
Beginning of Period	31,239,661	25,819,017
End of Period	29,631,851	31,239,661

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2030 Fund

Financial Highlights

Six Months						June 26,
	Ended					2015[1] to
For a Share Outstanding	March 31,		Year Ended September 30,			Sept. 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$24.27	$23.89	$22.61	$20.36	$18.45	$20.00
Investment Operations
Net Investment Income[2]	.322	.582	.531	.485	.455	.145
Capital Gain Distributions Received[2]	—	—	.001	.004	.004	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.571)	.330	1.201	2.160	1.615	(1.695)
Total from Investment Operations	(2.249)	.912	1.733	2.649	2.074	(1.550)
Distributions
Dividends from Net Investment Income	(.607)	(.529)	(.450)	(.393)	(.163)	—
Distributions from Realized Capital Gains	(.004)	(.003)	(.003)	(.006)	(.001)	—
Total Distributions	(.611)	(.532)	(.453)	(.399)	(.164)	—
Net Asset Value, End of Period	$21.41	$24.27	$23.89	$22.61	$20.36	$18.45

Total Return	-9.64%	4.15%	7.73%	13.27%	11.30%	-7.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,632	$31,240	$25,819	$19,142	$11,486	$4,431
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.63%	2.51%	2.27%	2.29%	2.34%	2.64%[3]
Portfolio Turnover Rate	13%	8%	7%	4%	3%	1%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2030 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Institutional Target Retirement 2030 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Target Retirement 2030 Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	29,514,761
Gross Unrealized Appreciation	1,817,594
Gross Unrealized Depreciation	(1,702,423)
Net Unrealized Appreciation (Depreciation)	115,171

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	167,430	279,267
Issued in Lieu of Cash Distributions	31,248	27,952
Redeemed	(101,743)	(101,098)
Net Increase (Decrease) in Shares Outstanding	96,935	206,121

Institutional Target Retirement 2030 Fund

At March 31, 2020, one shareholder was the record or beneficial owner of 35% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	15,684	NA1	NA1	(66)	(6)	103	—	9,111
Vanguard Total Bond Market II Index Fund	6,875,728	2,161,125	2,484,044	45,420	103,735	93,939	—	6,701,964
Vanguard Total International Bond Index Fund	2,952,418	568,033	612,278	3,817	(111,319)	83,384	—	2,800,671
Vanguard Total International Stock Index Fund	8,541,807	1,541,546	233,684	(24,648)	(1,720,723)	118,290	—	8,104,298
Vanguard Total Stock Market Index Fund	12,896,361	2,107,659	948,445	(38,567)	(2,005,800)	132,716	—	12,011,208
Total	31,281,998	6,378,363	4,278,451	(14,044)	(3,734,113)	428,432	—	29,627,252

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2035 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund Institutional Shares	45.2%
Vanguard Total International Stock Index Fund Investor Shares	30.3
Vanguard Total Bond Market II Index Fund Investor Shares	17.3
Vanguard Total International Bond Index Fund Admiral Shares	7.2

The table reflects the fund's investments, except for short-term investments and derivatives.

Institutional Target Retirement 2035 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (45.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	191,378,065	12,010,888

International Stock Fund (30.3%)
Vanguard Total International Stock Index Fund Investor Shares	599,014,016	8,074,709

U.S. Bond Fund (17.3%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	409,901,961	4,619,595

International Bond Fund (7.2%)
Vanguard Total International Bond Index Fund Admiral Shares	85,161,079	1,924,640
Total Investment Companies (Cost $26,667,785)		26,629,832
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $22,996)	229,897	22,962
Total Investments (100.0%) (Cost $26,690,781)		26,652,794
Other Assets and Liabilities—Net (0.0%)[2]		(6,124)
Net Assets (100%)		26,646,670

Cost rounded to $000.

• See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

2 Cash of $3,604,000 has been segregated as initial margin for open futures contracts.

Institutional Target Retirement 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	300	38,546	3,221

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2035 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $26,690,781)	26,652,794
Cash Collateral Pledged— Futures Contracts	3,604
Receivables for Investment Securities Sold	71,200
Receivables for Accrued Income	11,759
Receivables for Capital Shares Issued	33,422
Total Assets	26,772,779
Liabilities
Payables for Investment Securities Purchased	67,362
Payables for Capital Shares Redeemed	58,125
Variation Margin Payable—Futures Contracts	622
Total Liabilities	126,109
Net Assets	26,646,670

At March 31, 2020, net assets consisted of:

Paid-in Capital	26,602,873
Total Distributable Earnings (Loss)	43,797
Net Assets	26,646,670

Net Assets
Applicable to 1,251,727,228 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,646,670
Net Asset Value Per Share	$21.29

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2035 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	376,615
Other Income	27
Net Investment Income—Note B	376,642
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(14,724)
Futures Contracts	(4,492)
Realized Net Gain (Loss)	(19,216)
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(3,761,829)
Futures Contracts	3,221
Change in Unrealized Appreciation (Depreciation)	(3,758,608)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,401,182)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2035 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	376,642	634,079
Realized Net Gain (Loss)	(19,216)	(2,464)
Change in Unrealized Appreciation (Depreciation)	(3,758,608)	444,387
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,401,182)	1,076,002
Distributions[1]
Total Distributions	(710,973)	(540,615)
Capital Share Transactions
Issued	3,675,038	5,824,878
Issued in Lieu of Cash Distributions	705,511	534,790
Redeemed	(2,206,204)	(2,072,971)
Net Increase (Decrease) from Capital Share Transactions	2,174,345	4,286,697
Total Increase (Decrease)	(1,937,810)	4,822,084
Net Assets
Beginning of Period	28,584,480	23,762,396
End of Period	26,646,670	28,584,480

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2035 Fund

Financial Highlights

Six Months						June 26,
	Ended		Year Ended September 30,			2015[1] to
For a Share Outstanding	March 31,					Sept. 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.47	$24.25	$22.78	$20.23	$18.27	$20.00
Investment Operations
Net Investment Income[2]	.314	.579	.533	.489	.457	.142
Capital Gain Distributions Received[2]	—	—	.001	.003	.003	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.887)	.174	1.394	2.457	1.664	(1.872)
Total from Investment Operations	(2.573)	.753	1.928	2.949	2.124	1.730
Distributions
Dividends from Net Investment Income	(.606)	(.528)	(.454)	(.394)	(.164)	—
Distributions from Realized Capital Gains	(.001)	(.005)	(.004)	(.005)	—	—
Total Distributions	(.607)	(.533)	(.458)	(.399)	(.164)	—
Net Asset Value, End of Period	$21.29	$24.47	$24.25	$22.78	$20.23	$18.27

Total Return	-10.93%	3.45%	8.54%	14.85%	11.68%	-8.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,647	$28,584	$23,762	$17,576	$10,702	$4,037
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.54%	2.47%	2.25%	2.30%	2.37%	2.62%[3]
Portfolio Turnover Rate	11%	7%	8%	4%	2%	0%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2035 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Institutional Target Retirement 2035 Fund

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Target Retirement 2035 Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	26,690,781
Gross Unrealized Appreciation	1,675,740
Gross Unrealized Depreciation	(1,710,506)
Net Unrealized Appreciation (Depreciation)	(34,766)

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	146,951	251,112
Issued in Lieu of Cash Distributions	27,602	25,250
Redeemed	(91,164)	(87,855)
Net Increase (Decrease) in Shares Outstanding	83,389	188,507

Institutional Target Retirement 2035 Fund

At March 31, 2020, one shareholder was the record or beneficial owner of 33% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	11,647	NA1	NA1	(58)	(34)	104	—	22,962
Vanguard Total Bond Market II Index Fund	4,834,583	1,558,700	1,879,108	35,171	70,249	65,507	—	4,619,595
Vanguard Total International Bond Index Fund	2,058,908	436,306	495,722	2,489	(77,341)	58,541	—	1,924,640
Vanguard Total International Stock Index Fund	8,662,203	1,418,920	249,429	(18,683)	(1,738,302)	119,382	—	8,074,709
Vanguard Total Stock Market Index Fund	13,034,246	1,689,027	662,341	(33,643)	(2,016,401)	133,081	—	12,010,888
Total	28,601,587	5,102,953	3,286,600	(14,724)	(3,761,829)	376,615	—	26,652,794

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Institutional Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of each fund since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the funds’ acquired fund fees and expenses were well below the average expense ratios charged by funds in their respective peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangements with the Institutional Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Institutional Target Retirement Income Fund, Vanguard Institutional Target Retirement 2015 Fund, Vanguard Institutional Target Retirement 2020 Fund, Vanguard Institutional Target Retirement 2025 Fund, Vanguard Institutional Target Retirement 2030 Fund, and Vanguard Institutional Target Retirement 2035 Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6732 052020

Semiannual Report | March 31, 2020

Vanguard Institutional Target Retirement Funds

Vanguard Institutional Target Retirement 2040 Fund

Vanguard Institutional Target Retirement 2045 Fund

Vanguard Institutional Target Retirement 2050 Fund

Vanguard Institutional Target Retirement 2055 Fund

Vanguard Institutional Target Retirement 2060 Fund

Vanguard Institutional Target Retirement 2065 Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Institutional Target Retirement 2040 Fund	3

Institutional Target Retirement 2045 Fund	14

Institutional Target Retirement 2050 Fund	25

Institutional Target Retirement 2055 Fund	36

Institutional Target Retirement 2060 Fund	47

Institutional Target Retirement 2065 Fund	58

Trustees Approve Advisory Arrangements	69

Liquidity Risk Management	71

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Institutional Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Institutional Target Retirement Fund.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2019	3/31/2020	Period
Based on Actual Fund Return
Institutional Target Retirement 2040 Fund	$1,000.00	$878.11	$0.42
Institutional Target Retirement 2045 Fund	$1,000.00	$865.24	$0.42
Institutional Target Retirement 2050 Fund	$1,000.00	$865.59	$0.42
Institutional Target Retirement 2055 Fund	$1,000.00	$865.61	$0.42
Institutional Target Retirement 2060 Fund	$1,000.00	$865.65	$0.42
Institutional Target Retirement 2065 Fund	$1,000.00	$863.96	$0.42
Based on Hypothetical 5% Yearly Return
Institutional Target Retirement 2040 Fund	$1,000.00	$1,024.55	$0.46
Institutional Target Retirement 2045 Fund	$1,000.00	$1,024.55	$0.46
Institutional Target Retirement 2050 Fund	$1,000.00	$1,024.55	$0.46
Institutional Target Retirement 2055 Fund	$1,000.00	$1,024.55	$0.46
Institutional Target Retirement 2060 Fund	$1,000.00	$1,024.55	$0.46
Institutional Target Retirement 2065 Fund	$1,000.00	$1,024.55	$0.46

The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.09%, 0.09%, 0.09%, 0.09%, 0.09%, and 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

Institutional Target Retirement 2040 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund Institutional Shares	49.8%
Vanguard Total International Stock Index Fund Investor Shares	33.1
Vanguard Total Bond Market II Index Fund Investor Shares	12.1
Vanguard Total International Bond Index Fund Admiral Shares	5.0

The table reflects the fund’s investments, except for short-term investments and derivatives.

3

Institutional Target Retirement 2040 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (49.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	183,324,130	11,505,422

International Stock Fund (33.1%)
Vanguard Total International Stock Index Fund Investor Shares	568,057,383	7,657,414

U.S. Bond Fund (12.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	247,227,025	2,786,249

International Bond Fund (5.0%)
Vanguard Total International Bond Index Fund Admiral Shares	51,040,238	1,153,509
Total Investment Companies (Cost $23,444,316)		23,102,594
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $15,589)	155,960	15,577
Total Investments (100.0%) (Cost $23,459,905)		23,118,171
Other Assets and Liabilities-Net (0.0%)[2]		(11,207)
Net Assets (100%)		23,106,964

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

2	Cash of $3,004,000 has been segregated as initial margin for open futures contracts.

4

Institutional Target Retirement 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	250		32,121	2,589

See accompanying Notes, which are an integral part of the Financial Statements.

5

Institutional Target Retirement 2040 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $23,459,905)	23,118,171
Cash Collateral Pledged—Futures Contracts	3,004
Receivables for Investment Securities Sold	6,250
Receivables for Accrued Income	7,178
Receivables for Capital Shares Issued	33,649
Total Assets	23,168,252
Liabilities
Payables for Investment Securities Purchased	18,165
Payables for Capital Shares Redeemed	42,604
Variation Margin Payable—Futures Contracts	519
Total Liabilities	61,288
Net Assets	23,106,964

At March 31, 2020, net assets consisted of:

Paid-in Capital	23,366,762
Total Distributable Earnings (Loss)	(259,798)
Net Assets	23,106,964

Net Assets
Applicable to 1,092,235,209 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,106,964
Net Asset Value Per Share	$21.16

See accompanying Notes, which are an integral part of the Financial Statements.

6

Institutional Target Retirement 2040 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	317,993
Other Income	19
Net Investment Income—Note B	318,012
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	4,663
Futures Contracts	(4,990)
Realized Net Gain (Loss)	(327)
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(3,646,084)
Futures Contracts	2,589
Change in Unrealized Appreciation (Depreciation)	(3,643,495)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,325,810)

See accompanying Notes, which are an integral part of the Financial Statements.

7

Institutional Target Retirement 2040 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	318,012	545,029
Realized Net Gain (Loss)	(327)	1,099
Change in Unrealized Appreciation (Depreciation)	(3,643,495)	244,321
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,325,810)	790,449
Distributions[1]
Total Distributions	(616,023)	(455,908)
Capital Share Transactions
Issued	3,279,663	5,254,578
Issued in Lieu of Cash Distributions	610,821	450,585
Redeemed	(1,899,078)	(1,780,334)
Net Increase (Decrease) from Capital Share Transactions	1,991,406	3,924,829
Total Increase (Decrease)	(1,950,427)	4,259,370
Net Assets
Beginning of Period	25,057,391	20,798,021
End of Period	23,106,964	25,057,391

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Institutional Target Retirement 2040 Fund

Financial Highlights

For a Share Outstanding	Six Months Ended March 31,	Year Ended September 30,				June 26, 2015[1] to Sept. 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.66	$24.61	$22.93	$20.10	$18.08	$20.00
Investment Operations
Net Investment Income[2]	.305	.575	.535	.494	.461	.151
Capital Gain Distributions Received[2]	—	—	—	.002	.002	—
Net Realized and Unrealized Gain (Loss) on Investments	(3.198)	(.005)	1.601	2.730	1.718	(2.071)
Total from Investment Operations	(2.893)	.570	2.136	3.226	2.181	(1.920)
Distributions
Dividends from Net Investment Income	(.604)	(.519)	(.453)	(.393)	(.161)	—
Distributions from Realized Capital Gains	(.003)	(.001)	(.003)	(.003)	—	—
Total Distributions	(.607)	(.520)	(.456)	(.396)	(.161)	—
Net Asset Value, End of Period	$21.16	$24.66	$24.61	$22.93	$20.10	$18.08

Total Return	-12.19%	2.65%	9.39%	16.35%	12.12%	-9.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,107	$25,057	$20,798	$14,863	$8,724	$3,032
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.44%	2.43%	2.24%	2.32%	2.62%	2.81%[3]
Portfolio Turnover Rate	9%	5%	7%	5%	0%	1%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Institutional Target Retirement 2040 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

10

Institutional Target Retirement 2040 Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

11

Institutional Target Retirement 2040 Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	23,459,905
Gross Unrealized Appreciation	1,404,379
Gross Unrealized Depreciation	(1,743,524)
Net Unrealized Appreciation (Depreciation)	(339,145)

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	130,348	224,272
Issued in Lieu of Cash Distributions	23,538	21,214
Redeemed	(77,602)	(74,584)
Net Increase (Decrease) in Shares Outstanding	76,284	170,902

At March 31, 2020, one shareholder was the record or beneficial owner of 34% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

12

Institutional Target Retirement 2040 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	13,655	NA1	NA1	(70)	(11)	89	—	15,577
Vanguard Total Bond Market II Index Fund	2,957,662	997,929	1,233,300	22,340	41,618	40,143	—	2,786,249
Vanguard Total International Bond Index Fund	1,236,906	276,877	314,933	925	(46,266)	35,428	—	1,153,509
Vanguard Total International Stock Index Fund	8,332,505	1,291,332	272,691	(21,513)	(1,672,219)	115,116	—	7,657,414
Vanguard Total Stock Market Index Fund	12,545,147	1,424,773	498,273	2,981	(1,969,206)	127,217	—	11,505,422
Total	25,085,875	3,990,911	2,319,197	4,663	(3,646,084)	317,993	—	23,118,171

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

13

Institutional Target Retirement 2045 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund Institutional Shares	54.0%
Vanguard Total International Stock Index Fund Investor Shares	36.0
Vanguard Total Bond Market II Index Fund Investor Shares	7.1
Vanguard Total International Bond Index Fund Admiral Shares	2.9

The table reflects the fund's investments, except for short-term investments and derivatives.

14

Institutional Target Retirement 2045 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	167,645,267	10,521,417

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	521,056,526	7,023,842

U.S. Bond Fund (7.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	122,957,807	1,385,735

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	25,303,954	571,869
Total Investment Companies (Cost $20,170,491)		19,502,863
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $36,814)	368,160	36,772
Total Investments (100.1%) (Cost $20,207,305)		19,539,635
Other Assets and Liabilities-Net (-0.1%)[2]		(10,837)
Net Assets (100%)		19,528,798

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

2	Cash of $4,228,000 has been segregated as initial margin for open futures contracts.

15

Institutional Target Retirement 2045 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	482	61,930	2,023

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Target Retirement 2045 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $20,207,305)	19,539,635
Cash	519
Cash Collateral Pledged—Futures Contracts	4,228
Receivables for Accrued Income	3,658
Receivables for Capital Shares Issued	36,604
Total Assets	19,584,644
Liabilities
Payables for Investment Securities Purchased	13,281
Payables for Capital Shares Redeemed	41,565
Variation Margin Payable—Futures Contracts	1,000
Total Liabilities	55,846
Net Assets	19,528,798

At March 31, 2020, net assets consisted of:

Paid-in Capital	20,144,936
Total Distributable Earnings (Loss)	(616,138)
Net Assets	19,528,798

Net Assets
Applicable to 931,092,734 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,528,798
Net Asset Value Per Share	$20.97

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Target Retirement 2045 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	261,425
Other Income	11
Net Investment Income—Note B	261,436
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(10,064)
Futures Contracts	(3,009)
Realized Net Gain (Loss)	(13,073)
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(3,393,788)
Futures Contracts	2,023
Change in Unrealized Appreciation (Depreciation)	(3,391,765)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,143,402)

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Target Retirement 2045 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	261,436	455,897
Realized Net Gain (Loss)	(13,073)	(1,387)
Change in Unrealized Appreciation (Depreciation)	(3,391,765)	132,234
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,143,402)	586,744
Distributions[1]
Total Distributions	(515,800)	(375,521)
Capital Share Transactions
Issued	3,110,573	4,892,911
Issued in Lieu of Cash Distributions	511,684	371,618
Redeemed	(1,742,179)	(1,551,129)
Net Increase (Decrease) from Capital Share Transactions	1,880,078	3,713,400
Total Increase (Decrease)	(1,779,124)	3,924,623
Net Assets
Beginning of Period	21,307,922	17,383,299
End of Period	19,528,798	21,307,922

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Institutional Target Retirement 2045 Fund

Financial Highlights

	Six Months					June 26,
	Ended					2015[1] to
For a Share Outstanding	March 31,	Year Ended September 30,				Sept. 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.79	$24.86	$23.05	$20.11	$18.07	$20.00
Investment Operations
Net Investment Income[2]	.296	.574	.538	.497	.464	.149
Capital Gain Distributions Received[2]	—	—	—	.001	.002	—
Net Realized and Unrealized Gain (Loss) on Investments	(3.516)	(.130)	1.730	2.833	1.736	(2.079)
Total from Investment Operations	(3.220)	.444	2.268	3.331	2.202	(1.930)
Distributions
Dividends from Net Investment Income	(.600)	(.512)	(.454)	(.389)	(.162)	—
Distributions from Realized Capital Gains	—	(.002)	(.004)	(.002)	—	—
Total Distributions	(.600)	(.514)	(.458)	(.391)	(.162)	—
Net Asset Value, End of Period	$20.97	$24.79	$24.86	$23.05	$20.11	$18.07

Total Return	-13.48%	2.13%	9.92%	16.87%	12.24%	-9.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,529	$21,308	$17,383	$12,054	$6,989	$2,317
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.36%	2.41%	2.23%	2.33%	2.42%	2.79%[3]
Portfolio Turnover Rate	7%	4%	6%	5%	1%	0%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Institutional Target Retirement 2045 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

21

Institutional Target Retirement 2045 Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

22

Institutional Target Retirement 2045 Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	20,207,305
Gross Unrealized Appreciation	1,092,821
Gross Unrealized Depreciation	(1,758,468)
Net Unrealized Appreciation (Depreciation)	(665,647)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2019, the fund had available capital losses totaling $5,475,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	122,558	207,342
Issued in Lieu of Cash Distributions	19,500	17,471
Redeemed	(70,672)	(64,485)
Net Increase (Decrease) in Shares Outstanding	71,386	160,328

23

Institutional Target Retirement 2045 Fund

At March 31, 2020, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	11,719	NA1	NA1	(31)	(42)	101	—	36,772
Vanguard Total Bond Market II Index Fund	1,492,017	527,643	665,044	13,026	18,093	20,366	—	1,385,735
Vanguard Total International Bond Index Fund	637,189	129,307	171,145	745	(24,227)	17,908	—	571,869
Vanguard Total International Stock Index Fund	7,677,971	1,214,469	283,332	(23,867)	(1,561,399)	106,299	—	7,023,842
Vanguard Total Stock Market Index Fund	11,511,694	1,305,393	469,520	63	(1,826,213)	116,751	—	10,521,417
Total	21,330,590	3,176,812	1,589,041	(10,064)	(3,393,788)	261,425	—	19,539,635

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

24

Institutional Target Retirement 2050 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund Institutional Shares	53.9%
Vanguard Total International Stock Index Fund Investor Shares	36.0
Vanguard Total Bond Market II Index Fund Investor Shares	7.2
Vanguard Total International Bond Index Fund Admiral Shares	2.9

The table reflects the fund's investments, except for short-term investments and derivatives.

25

Institutional Target Retirement 2050 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
	Investment Companies (99.8%)
	U.S. Stock Fund (53.8%)
	Vanguard Total Stock Market Index Fund Institutional Shares	128,075,013	8,037,988

	International Stock Fund (36.0%)
	Vanguard Total International Stock Index Fund Investor Shares	398,906,964	5,377,266

	U.S. Bond Fund (7.1%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	94,729,148	1,067,597

	International Bond Fund (2.9%)
	Vanguard Total International Bond Index Fund Admiral Shares	19,327,960	436,812
	Total Investment Companies (Cost $15,681,113)		14,919,663
	Temporary Cash Investment (0.2%)
	Money Market Fund (0.2%)
1	Vanguard Market Liquidity Fund, 0.943% (Cost $27,868)	278,753	27,842
	Total Investments (100.0%) (Cost $15,708,981)		14,947,505
	Other Assets and Liabilities-Net (0.0%)[2]		(3,253)
	Net Assets (100%)		14,944,252

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

2	Cash of $3,787,000 has been segregated as initial margin for open futures contracts.

26

Institutional Target Retirement 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	295		37,903	2,978

See accompanying Notes, which are an integral part of the Financial Statements.

27

Institutional Target Retirement 2050 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $15,708,981)	14,947,505
Cash Collateral Pledged—Futures Contracts	3,787
Receivables for Accrued Income	2,789
Receivables for Capital Shares Issued	32,965
Total Assets	14,987,046
Liabilities
Due to Custodian	148
Payables for Investment Securities Purchased	11,186
Payables for Capital Shares Redeemed	30,848
Variation Margin Payable—Futures Contracts	612
Total Liabilities	42,794
Net Assets	14,944,252

At March 31, 2020, net assets consisted of:

Paid-in Capital	15,668,611
Total Distributable Earnings (Loss)	(724,359)
Net Assets	14,944,252

Net Assets
Applicable to 711,376,501 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,944,252
Net Asset Value Per Share	$21.01

See accompanying Notes, which are an integral part of the Financial Statements.

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Institutional Target Retirement 2050 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	197,765
Other Income	7
Net Investment Income—Note B	197,772
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(12,741)
Futures Contracts	(2,982)
Realized Net Gain (Loss)	(15,723)
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(2,584,370)
Futures Contracts	2,978
Change in Unrealized Appreciation (Depreciation)	(2,581,392)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,399,343)

See accompanying Notes, which are an integral part of the Financial Statements.

29

Institutional Target Retirement 2050 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	197,772	334,430
Realized Net Gain (Loss)	(15,723)	2,257
Change in Unrealized Appreciation (Depreciation)	(2,581,392)	120,178
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,399,343)	456,865
Distributions[1]
Total Distributions	(384,152)	(264,047)
Capital Share Transactions
Issued	2,762,603	4,332,507
Issued in Lieu of Cash Distributions	381,102	261,168
Redeemed	(1,402,804)	(1,150,088)
Net Increase (Decrease) from Capital Share Transactions	1,740,901	3,443,587
Total Increase (Decrease)	(1,042,594)	3,636,405
Net Assets
Beginning of Period	15,986,846	12,350,441
End of Period	14,944,252	15,986,846

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Institutional Target Retirement 2050 Fund

Financial Highlights

Six Months						June 26,
	Ended		Year Ended September 30,			2015[1] to
For a Share Outstanding	March 31,					Sept. 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.82	$24.88	$23.07	$20.11	$18.07	$20.00
Investment Operations
Net Investment Income[2]	.297	.577	.542	.503	.466	.149
Capital Gain Distributions Received[2]	—	—	—	.001	.002	—
Net Realized and Unrealized Gain (Loss) on Investments	(3.514)	(.134)	1.718	2.838	1.732	(2.079)
Total from Investment Operations	(3.217)	.443	2.260	3.342	2.200	(1.930)
Distributions
Dividends from Net Investment Income	(.593)	(.502)	(.445)	(.380)	(.160)	—
Distributions from Realized Capital Gains	—	(.001)	(.005)	(.002)	—	—
Total Distributions	(.593)	(.503)	(.450)	(.382)	(.160)	—
Net Asset Value, End of Period	$21.01	$24.82	$24.88	$23.07	$20.11	$18.07

Total Return	-13.44%	2.11%	9.88%	16.92%	12.23%	-9.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,944	$15,987	$12,350	$7,950	$4,329	$1,259
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.36%	2.42%	2.24%	2.34%	2.43%	2.81%[3]
Portfolio Turnover Rate	8%	3%	5%	5%	1%	1%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

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Institutional Target Retirement 2050 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

32

Institutional Target Retirement 2050 Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

33

Institutional Target Retirement 2050 Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	15,708,981
Gross Unrealized Appreciation	714,402
Gross Unrealized Depreciation	(1,472,900)
Net Unrealized Appreciation (Depreciation)	(758,498)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2019, the fund had available capital losses totaling $2,256,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	109,301	183,192
Issued in Lieu of Cash Distributions	14,496	12,261
Redeemed	(56,562)	(47,748)
Net Increase (Decrease) in Shares Outstanding	67,235	147,705

34

Institutional Target Retirement 2050 Fund

At March 31, 2020, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	11,719	NA1	NA1	(29)	(26)	82	—	27,842
Vanguard Total Bond Market II Index Fund	1,121,617	462,151	539,434	8,834	14,429	15,378	—	1,067,597
Vanguard Total International Bond Index Fund	476,993	96,934	119,364	158	(17,909)	13,493	—	436,812
Vanguard Total International Stock Index Fund	5,762,135	1,072,878	250,303	(21,246)	(1,186,198)	80,271	—	5,377,266
Vanguard Total Stock Market Index Fund	8,635,511	1,205,527	407,926	(458)	(1,394,666)	88,541	—	8,037,988
Total	16,007,975	2,837,490	1,317,027	(12,741)	(2,584,370)	197,765	—	14,947,505

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

35

Institutional Target Retirement 2055 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund Institutional Shares	53.6%
Vanguard Total International Stock Index Fund Investor Shares	36.3
Vanguard Total Bond Market II Index Fund Investor Shares	7.2
Vanguard Total International Bond Index Fund Admiral Shares	2.9

The table reflects the fund's investments, except for short-term investments and derivatives.

36

Institutional Target Retirement 2055 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (53.5%)
Vanguard Total Stock Market Index Fund Institutional Shares	68,110,718	4,274,629

International Stock Fund (36.3%)
Vanguard Total International Stock Index Fund Investor Shares	214,963,409	2,897,707

U.S. Bond Fund (7.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	50,651,631	570,844

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	10,214,506	230,848
Total Investment Companies (Cost $8,610,092)		7,974,028
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1] Vanguard Market Liquidity Fund, 0.943% (Cost $23,043)	230,401	23,012
Total Investments (100.2%) (Cost $8,633,135)		7,997,040
Other Assets and Liabilities-Net (-0.2%)[2]		(14,722)
Net Assets (100%)		7,982,318

Cost Rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2	Cash of $2,779,000 has been segregated as initial margin for open futures contracts.

37

Institutional Target Retirement 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	281	36,104	2,390

See accompanying Notes, which are an integral part of the Financial Statements.

38

Institutional Target Retirement 2055 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $8,633,135)	7,997,040
Cash	199
Cash Collateral Pledged—Futures Contracts	2,779
Receivables for Accrued Income	1,481
Receivables for Capital Shares Issued	22,967
Total Assets	8,024,466
Liabilities
Payables for Investment Securities Purchased	25,830
Payables for Capital Shares Redeemed	15,735
Variation Margin Payable—Futures Contracts	583
Total Liabilities	42,148
Net Assets	7,982,318

At March 31, 2020, net assets consisted of:

Paid-in Capital	8,586,388
Total Distributable Earnings (Loss)	(604,070)
Net Assets	7,982,318

Net Assets
Applicable to 378,530,675 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,982,318
Net Asset Value Per Share	$21.09

See accompanying Notes, which are an integral part of the Financial Statements.

39

Institutional Target Retirement 2055 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	102,919
Other Income	3
Net Investment Income—Note B	102,922
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	3,090
Futures Contracts	(1,116)
Realized Net Gain (Loss)	1,974
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(1,393,741)
Futures Contracts	2,390
Change in Unrealized Appreciation (Depreciation)	(1,391,351)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,286,455)

See accompanying Notes, which are an integral part of the Financial Statements.

40

Institutional Target Retirement 2055 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	102,922	158,297
Realized Net Gain (Loss)	1,974	2,477
Change in Unrealized Appreciation (Depreciation)	(1,391,351)	77,656
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,286,455)	238,430
Distributions[1]
Total Distributions	(190,256)	(116,168)
Capital Share Transactions
Issued	1,938,662	2,789,307
Issued in Lieu of Cash Distributions	188,762	114,709
Redeemed	(632,692)	(550,492)
Net Increase (Decrease) from Capital Share Transactions	1,494,732	2,353,524
Total Increase (Decrease)	18,021	2,475,786
Net Assets
Beginning of Period	7,964,297	5,488,511
End of Period	7,982,318	7,964,297
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Institutional Target Retirement 2055 Fund

Financial Highlights

Six Months						June 26,
	Ended		Year Ended September 30,			2015[1] to
For a Share Outstanding	March 31,					Sept. 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.89	$24.92	$23.10	$20.11	$18.08	$20.00
Investment Operations
Net Investment Income[2]	.300	.582	.547	.506	.470	.157
Capital Gain Distributions Received[2]	—	—	—	.001	.001	—
Net Realized and Unrealized Gain (Loss) on Investments	(3.530)	(.125)	1.709	2.845	1.718	(2.077)
Total from Investment Operations	(3.230)	.457	2.256	3.352	2.189	(1.920)
Distributions
Dividends from Net Investment Income	(.569)	(.486)	(.430)	(.360)	(.158)	—
Distributions from Realized Capital Gains	(.001)	(.001)	(.006)	(.002)	(.001)	—
Total Distributions	(.570)	(.487)	(.436)	(.362)	(.159)	—
Net Asset Value, End of Period	$21.09	$24.89	$24.92	$23.10	$20.11	$18.08

Total Return	-13.44%	2.16%	9.84%	16.95%	12.16%	-9.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,982	$7,964	$5,489	$3,213	$1,527	$373
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.37%	2.44%	2.26%	2.36%	2.47%	3.05%[3]
Portfolio Turnover Rate	6%	3%	5%	6%	1%	1%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Institutional Target Retirement 2055 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

43

Institutional Target Retirement 2055 Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

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Institutional Target Retirement 2055 Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	8,633,135
Gross Unrealized Appreciation	285,463
Gross Unrealized Depreciation	(919,168)
Net Unrealized Appreciation (Depreciation)	(633,705)

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	76,738	117,144
Issued in Lieu of Cash Distributions	7,153	5,370
Redeemed	(25,328)	(22,775)
Net Increase (Decrease) in Shares Outstanding	58,563	99,739

At March 31, 2020, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable gains.

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Institutional Target Retirement 2055 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	9,364	NA1	NA1	(11)	(30)	53	—	23,012
Vanguard Total Bond Market II Index Fund	574,144	249,819	265,576	3,577	8,880	7,997	—	570,844
Vanguard Total International Bond Index Fund	232,404	61,087	53,398	(536)	(8,709)	6,931	—	230,848
Vanguard Total International Stock Index Fund	2,859,833	744,566	62,491	—	(644,201)	41,634	—	2,897,707
Vanguard Total Stock Market Index Fund	4,303,877	835,823	115,450	60	(749,681)	46,304	—	4,274,629
Total	7,979,622	1,891,295	496,915	3,090	(1,393,741)	102,919	—	7,997,040

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

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Institutional Target Retirement 2060 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund Institutional Shares	53.6%
Vanguard Total International Stock Index Fund Investor Shares	36.3
Vanguard Total Bond Market II Index Fund Investor Shares	7.3
Vanguard Total International Bond Index Fund Admiral Shares	2.8

The table reflects the fund's investments, except for short-term investments and derivatives.

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Institutional Target Retirement 2060 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
	Investment Companies (100.2%)
	U.S. Stock Fund (53.7%)
	Vanguard Total Stock Market Index Fund Institutional Shares	23,709,210	1,487,990

	International Stock Fund (36.4%)
	Vanguard Total International Stock Index Fund Investor Shares	74,695,301	1,006,893

	U.S. Bond Fund (7.3%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	17,865,870	201,348

	International Bond Fund (2.8%)
	Vanguard Total International Bond Index Fund Admiral Shares	3,423,568	77,372
	Total Investment Companies (Cost $3,055,875)		2,773,603
	Temporary Cash Investment (0.1%)
	Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 0.943% (Cost $2,629)	26,319	2,629
	Total Investments (100.3%) (Cost $3,058,504)		2,776,232
	Other Assets and Liabilities-Net (-0.3%)[2]		(8,160)
	Net Assets (100%)		2,768,072

Cost Rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

2	Cash of $672,000 has been segregated as initial margin for open futures contracts.

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Institutional Target Retirement 2060 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	56		7,195	386

See accompanying Notes, which are an integral part of the Financial Statements.

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Institutional Target Retirement 2060 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $3,058,504)	2,776,232
Cash Collateral Pledged—Futures Contracts	672
Receivables for Accrued Income	507
Receivables for Capital Shares Issued	9,640
Total Assets	2,787,051
Liabilities
Payables for Investment Securities Purchased	12,088
Payables for Capital Shares Redeemed	6,775
Variation Margin Payable—Futures Contracts	116
Total Liabilities	18,979
Net Assets	2,768,072

At March 31, 2020, net assets consisted of:

Paid-in Capital	3,039,974
Total Distributable Earnings (Loss)	(271,902)
Net Assets	2,768,072

Net Assets
Applicable to 131,061,360 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,768,072
Net Asset Value Per Share	$21.12

See accompanying Notes, which are an integral part of the Financial Statements.

50

Institutional Target Retirement 2060 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	34,559
Other Income	1
Net Investment Income—Note B	34,560
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	724
Futures Contracts	(444)
Realized Net Gain (Loss)	280
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(478,976)
Futures Contracts	386
Change in Unrealized Appreciation (Depreciation)	(478,590)
Net Increase (Decrease) in Net Assets Resulting from Operations	(443,750)

See accompanying Notes, which are an integral part of the Financial Statements.

51

Institutional Target Retirement 2060 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34,560	47,983
Realized Net Gain (Loss)	280	921
Change in Unrealized Appreciation (Depreciation)	(478,590)	31,421
Net Increase (Decrease) in Net Assets Resulting from Operations	(443,750)	80,325
Distributions[1]
Total Distributions	(60,380)	(32,743)
Capital Share Transactions
Issued	900,362	1,187,527
Issued in Lieu of Cash Distributions	59,794	32,169
Redeemed	(240,461)	(249,768)
Net Increase (Decrease) from Capital Share Transactions	719,695	969,928
Total Increase (Decrease)	215,565	1,017,510
Net Assets
Beginning of Period	2,552,507	1,534,997
End of Period	2,768,072	2,552,507

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

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Institutional Target Retirement 2060 Fund

Financial Highlights

	Six Months					June 26,
	Ended		Year Ended September 30,			2015[1] to
For a Share Outstanding	March 31,					Sept. 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.90	$24.92	$23.08	$20.10	$18.07	$20.00
Investment Operations
Net Investment Income[2]	.302	.589	.554	.511	.466	.135
Capital Gain Distributions Received[2]	—	—	—	.001	.001	—
Net Realized and Unrealized Gain (Loss) on Investments	(3.538)	(.132)	1.699	2.828	1.729	(2.065)
Total from Investment Operations	(3.236)	.457	2.253	3.340	2.196	(1.930)
Distributions
Dividends from Net Investment Income	(.544)	(.476)	(.409)	(.359)	(.165)	—
Distributions from Realized Capital Gains	(.000)[3]	(.001)	(.004)	(.001)	(.001)	—
Total Distributions	(.544)	(.477)	(.413)	(.360)	(.166)	—
Net Asset Value, End of Period	$21.12	$24.90	$24.92	$23.08	$20.10	$18.07

Total Return	-13.44%	2.15%	9.83%	16.90%	12.21%	-9.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,768	$2,553	$1,535	$809	$334	$95
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	2.39%	2.46%	2.29%	2.38%	2.45%	2.53%[4]
Portfolio Turnover Rate	5%	3%	5%	7%	4%	4%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Distribution was less than $.001 per share.

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

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Institutional Target Retirement 2060 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2060 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

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Institutional Target Retirement 2060 Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

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Institutional Target Retirement 2060 Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,058,504
Gross Unrealized Appreciation	73,555
Gross Unrealized Depreciation	(355,441)
Net Unrealized Appreciation (Depreciation)	(281,886)

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	35,967	49,788
Issued in Lieu of Cash Distributions	2,263	1,505
Redeemed	(9,684)	(10,382)
Net Increase (Decrease) in Shares Outstanding	28,546	40,911

At March 31, 2020, one shareholder was the record or beneficial owner of 30% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable gains.

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Institutional Target Retirement 2060 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	4,930	NA1	NA1	(8)	(1)	27	—	2,629
Vanguard Total Bond Market II Index Fund	184,795	95,816	83,516	968	3,285	2,663	—	201,348
Vanguard Total International Bond Index Fund	72,202	25,407	17,235	(257)	(2,745)	2,295	—	77,372
Vanguard Total International Stock Index Fund	914,175	324,471	10,660	—	(221,093)	13,913	—	1,006,893
Vanguard Total Stock Market Index Fund	1,379,176	394,560	27,345	21	(258,422)	15,661	—	1,487,990
Total	2,555,278	840,254	138,756	724	(478,976)	34,559	—	2,776,232

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

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Institutional Target Retirement 2065 Fund

Underlying Vanguard Funds

As of March 31, 2020

Vanguard Total Stock Market Index Fund Institutional Shares	53.8%
Vanguard Total International Stock Index Fund Investor Shares	36.2
Vanguard Total Bond Market II Index Fund Investor Shares	6.9
Vanguard Total International Bond Index Fund Admiral Shares	3.1
The table reflects the fund's investments, except for short-term investments and derivatives.

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Institutional Target Retirement 2065 Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
	Investment Companies (100.4%)
	U.S. Stock Fund (53.9%)
	Vanguard Total Stock Market Index Fund Institutional Shares	2,902,369	182,153

	International Stock Fund (36.4%)
	Vanguard Total International Stock Index Fund Investor Shares	9,113,013	122,843

	U.S. Bond Fund (7.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	2,083,568	23,482

	International Bond Fund (3.1%)
	Vanguard Total International Bond Index Fund Admiral Shares	465,271	10,515
	Total Investment Companies (Cost $388,472)		338,993
	Temporary Cash Investment (0.0%)
	Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 0.943% (Cost $21)	206	21
	Total Investments (100.4%) (Cost $388,493)		339,014
	Other Assets and Liabilities-Net (-0.4%)[2]		(1,196)
	Net Assets (100%)		337,818

Cost Rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2	Cash of $30,000 has been segregated as initial margin for open futures contracts.

59

Institutional Target Retirement 2065 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	2	257	(11)

See accompanying Notes, which are an integral part of the Financial Statements.

60

Institutional Target Retirement 2065 Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $388,493)	339,014
Cash Collateral Pledged—Futures Contracts	30
Receivables for Accrued Income	58
Receivables for Capital Shares Issued	2,903
Total Assets	342,005
Liabilities
Payables for Investment Securities Purchased	2,912
Payables for Capital Shares Redeemed	1,271
Variation Margin Payable—Futures Contracts	4
Total Liabilities	4,187
Net Assets	337,818

At March 31, 2020, net assets consisted of:

Paid-in Capital	386,030
Total Distributable Earnings (Loss)	(48,212)
Net Assets	337,818

Net Assets
Applicable to 17,491,852 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	337,818
Net Asset Value Per Share	$19.31

See accompanying Notes, which are an integral part of the Financial Statements.

61

Institutional Target Retirement 2065 Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	3,694
Net Investment Income—Note B	3,694
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	99
Futures Contracts	28
Realized Net Gain (Loss)	127
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(56,434)
Futures Contracts	(11)
Change in Unrealized Appreciation (Depreciation)	(56,445)
Net Increase (Decrease) in Net Assets Resulting from Operations	(52,624)

See accompanying Notes, which are an integral part of the Financial Statements.

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Institutional Target Retirement 2065 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,694	4,124
Realized Net Gain (Loss)	127	26
Change in Unrealized Appreciation (Depreciation)	(56,445)	4,738
Net Increase (Decrease) in Net Assets Resulting from Operations	(52,624)	8,888
Distributions[1]
Total Distributions	(5,739)	(1,981)
Capital Share Transactions
Issued	219,595	208,214
Issued in Lieu of Cash Distributions	5,685	1,977
Redeemed	(74,904)	(68,197)
Net Increase (Decrease) from Capital Share Transactions	150,376	141,994
Total Increase (Decrease)	92,013	148,901
Net Assets
Beginning of Period	245,805	96,904
End of Period	337,818	245,805

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

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Institutional Target Retirement 2065 Fund

Financial Highlights

	Six Months			July 12,
	Ended		Year Ended	2017[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$22.78	$22.69	$20.80	$20.00
Investment Operations
Net Investment Income[2]	.283	.552	.555	.197
Capital Gain Distributions Received[2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(3.287)	(.107)	1.503	.603
Total from Investment Operations	(3.004)	.445	2.058	.800
Distributions
Dividends from Net Investment Income	(.465)	(.355)	(.165)	—
Distributions from Realized Capital Gains	(.001)	—	(.003)	—
Total Distributions	(.466)	(.355)	(.168)	—
Net Asset Value, End of Period	$19.31	$22.78	$22.69	$20.80

Total Return	-13.60%	2.22%	9.93%	4.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$338	$246	$97	$5
Ratio of Total Expenses to Average Net Assets	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	2.46%	2.51%	2.51%	4.33%[3]
Portfolio Turnover Rate	6%	8%	28%	133%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

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Institutional Target Retirement 2065 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2065 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2017–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

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Institutional Target Retirement 2065 Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

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Institutional Target Retirement 2065 Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	388,493
Gross Unrealized Appreciation	3,091
Gross Unrealized Depreciation	(52,581)
Net Unrealized Appreciation (Depreciation)	(49,490)

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	9,822	9,534
Issued in Lieu of Cash Distributions	235	101
Redeemed	(3,357)	(3,114)
Net Increase (Decrease) in Shares Outstanding	6,700	6,521

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Institutional Target Retirement 2065 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	543	NA1	NA1	(1)	—	5	—	21
Vanguard Total Bond Market II Index Fund	17,302	12,410	6,724	84	410	270	—	23,482
Vanguard Total International Bond Index Fund	7,380	4,084	606	(8)	(335)	246	—	10,515
Vanguard Total International Stock Index Fund	88,401	63,353	3,071	23	(25,863)	1,449	—	122,843
Vanguard Total Stock Market Index Fund	133,113	87,731	8,046	1	(30,646)	1,724	—	182,153
Total	246,739	167,578	18,447	99	(56,434)	3,694	—	339,014

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

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Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Institutional Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of each fund since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the funds’ acquired fund fees and expenses were well below the average expense ratios charged by funds in their respective peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average.

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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangements with the Institutional Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Institutional Target Retirement 2040 Fund, Vanguard Institutional Target Retirement 2045 Fund, Vanguard Institutional Target Retirement 2050 Fund, Vanguard Institutional Target Retirement 2055 Fund, Vanguard Institutional Target Retirement 2060 Fund, and Vanguard Institutional Target Retirement 2065 Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6732B 052020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: May 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: May 18, 2020

VANGUARD CHESTER FUNDS

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: May 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.